                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                                File No. 33-442
                                                               File No. 811-4413


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
     Pre-Effective Amendment No. ____


     Post-Effective Amendment No. 25                                           X
                                 ----
                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                X


     Amendment No. 25
                  ----

                         DELAWARE GROUP EQUITY FUNDS IV
                 (formerly Delaware Group Equity Funds IV, Inc.)
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania             19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)               (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-1255
                                                                  --------------

       Eric E. Miller, Esquire, 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           December 17, 1999
                                                               -----------------

It is proposed that this filing will become effective:

          ___  immediately upon filing pursuant to paragraph (b)
          ___  on (date) pursuant to paragraph (b)
          ___ 60 days after filing pursuant to paragraph (a)(1) _X_ on December 17, 1999 pursuant to paragraph (a)(1) ___ 75 days after filing pursuant to paragraph (a)(2)
          ___  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

         _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 414 under the Securities Act of 1933, Delaware Group Equity Funds IV, as successor issuer of Delaware Group Equity Funds IV, Inc., is filing this amendment to the registration statement of Delaware Group Equity Funds IV, Inc. and expressly adopts the registration statement as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 25 to Registration File No. 33-442 includes the following:


1.  Facing Page

2.  Contents Page

3.  Part A - Prospectuses

4.  Part B - Statement of Additional Information

5.  Part C - Other Information

6.  Signatures

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                              Delaware DelCap Fund

                           Class A * Class B * Class C



                                   Prospectus
                                December   , 1999

                             Growth of Capital Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of Contents

Fund profile                                   page
Delaware DelCap Fund

How we manage the Fund                         page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

Who manages the Fund                           page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                             page
Investing in the Fund
       Choosing a share class
       How to reduce your sales charge
       How to buy shares
       Retirement plans
       How to redeem shares
       Account minimums
       Special services
Dividends, distributions and taxes

Certain management considerations              page

Financial highlights                           page

Profile: Delaware DelCap Fund

What are the Fund's goals?
DelCap Fund seeks long-term capital growth. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in common stocks of medium-size companies. These are generally considered to be stocks with market capitalizations between $2 billion and $10 billion. We may also invest in securities that are convertible into common stock. In selecting stocks for the portfolio, we typically look for companies that have established themselves within their industry, but still have growth potential.

We use a bottom-up approach to select stocks, evaluating individual companies rather than trends in the economy or the investment markets. Researching each company, its products, services, competitors and management team helps us to select stocks of companies that we think will provide high and consistent earnings growth with a reasonable level of risk.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices. In addition, DelCap invests in medium-size or small companies. These companies may involve greater risk due to their size, narrow product lines and limited financial resources. For a more complete discussion of risk, please turn to "The risks of investing in the Fund."

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o Investors with long-term financial goals.
o Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of medium-size, growth-oriented companies.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years as well as the average annual returns of all shares for one-, five-, and ten-year periods, if applicable. The Fund's past performance does not necessarily indicate how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN for one-year periods ending 12/31 (CLASS A)]

                            Year-by-year total return

-------------- ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ -----------
1989           1990        1991         1992        1993         1994        1995         1996        1997         1998
-------------- ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ -----------

-------------- ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ -----------

The Fund`s Class A had a 00.00% year-to-date return as of September 30, 1999. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended ______________ and its lowest quarterly return was 00.00% for the quarter ended ____________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

The Fund's returns below are compared to the performance of the S&P 500 Composite Stock Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't include the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

              Average annual returns for the period ending 12/31/98

CLASS              A                      B (if redeemed)*       C (if redeemed)*          S&P 500
                   (Inception10/3/68)     (Inception 9/6/94)     (Inception 11/29/95)      Composite Stock
                                                                                           Index
1 year
5 years                                   N/A                    N/A
10 years or
Lifetime                                  **                     **                        **

*If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 00.00% and 00.00%, respectively, for the one-year and lifetime periods. Returns for Class C would be 00.00% and 00.00%, respectively, for the one-year and lifetime periods.
**Lifetime returns are shown if the Fund or Class existed for less than 10 years. S&P 500 Index returns are for 10 years. Index returns for Class B and Class C lifetime periods were 00.00% and 00.00%, respectively. Maximum sales charges are included in the Fund returns shown in the table above.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

 ------------------------------------------------------ ----------- ---------- ----------
 CLASS                                                        A           B         C
 ------------------------------------------------------ ----------- ---------- ----------
 Maximum sales charge (load) imposed on purchases as         5.75%       none     none
 a percentage of offering price
 ------------------------------------------------------ ----------- ---------- ----------
 Maximum contingent deferred sales charge (load) as a         none(1)      5%(2)    1%(3)
 percentage of original purchase price or redemption
 price, whichever is lower
 ------------------------------------------------------ ----------- ---------- ----------
 Maximum sales charge (load) imposed on reinvested            none       none     none
 dividends
 ------------------------------------------------------ ----------- ---------- ----------
 Redemption fees                                              none       none     none
 ------------------------------------------------------ ----------- ---------- ----------

Annual fund operating expenses are deducted from the Fund's assets.

 ------------------------------------------------------ ----------- ---------- ----------
 Management fees                                             0.75%      0.75%      0.75%
 ------------------------------------------------------ ----------- ---------- ----------
 Distribution and service (12b-1) fees                       0.30%      1.00%      1.00%
 ------------------------------------------------------ ----------- ---------- ----------
 Other expenses                                              0.00%      0.00%      0.00%
 ------------------------------------------------------ ----------- ---------- ----------
 Total operating expenses                                    0.00%      0.00%      0.00%
 ------------------------------------------------------ ----------- ---------- ----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(4) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

 -------------- ------------- -------------- -------------------- ------------ ---------------------
 CLASS(5)                   A              B                    B            C                     C
                                                   (if redeemed)                      (if redeemed)
 --------------- ------------ -------------- -------------------- ------------ ---------------------
 1 year
 --------------- ------------ -------------- -------------------- ------------ ---------------------
 3 years
 --------------- ------------ -------------- -------------------- ------------ ---------------------
 5 years
 --------------- ------------ -------------- -------------------- ------------ ---------------------
 10 years
 --------------- ------------ -------------- -------------------- ------------ ---------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(5) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Fund

Our investment strategies


We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular Fund. Following are descriptions of how the portfolio management team pursues the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We strive to identify companies of medium market capitalization that offer above-average opportunities for long-term capital growth because they are poised to provide high and consistent earnings growth. Medium-size companies are generally considered to be those with market capitalizations between $2 billion and $10 billion.

Companies in the early stages of their development often offer the greatest opportunities for rising share prices. However, the smallest companies generally involve the most risk because they may have very limited resources, less management experience and narrower product lines. We believe that medium-size companies can provide many of the growth opportunities of small companies, but with less risk. Medium-size companies may be more established in their industry and have greater financial resources. Yet, they may still have the flexibility and growth potential of a smaller company.

We use a bottom-up approach to stock selection, carefully evaluating the characteristics of individual companies. We rely heavily on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts and customers. Our first step in identifying promising companies is to pinpoint stocks that exhibit one or more of the following characteristics:

|X| A history of high earnings-per-share growth
|X| Expectations for future earnings growth that are either high or accelerating |X| A price to earnings ratio that is low relative to other stocks - indicating that the stock might be undervalued.
|X| A discounted cash flow that is high relative to other stocks, or |X| A special situation that has caused the stock to fall out of favor, but which we believe creates potential for even greater long-term price appreciation.

Once we have narrowed our search to companies with these characteristics, we then conduct even more thorough hands-on research, evaluating a wide variety of factors, including:

|X| The financial strength of the company
|X| The expertise of its management
|X| The growth potential of the company within its industry and |X| The growth potential of the industry.

Our goal is to select companies that are likely to perform well over an extended time frame.

In order to reduce the inherent risks of equity investing, we maintain a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

DelCap Fund's investment objective - to seek long-term capital growth - is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.


------------------------------------------------------------- ----------------------------------------------------------------------
The securities we typically invest in                                                    How we use them
------------------------------------------------------------- ----------------------------------------------------------------------
Common stocks: Securities that represent shares of            Generally, we invest 85% to 100% of net assets in common stock
ownership in a corporation. Stockholders participate in the   with an emphasis on medium-size companies.
corporation's profits and losses, proportionate to the
number of shares they own.
------------------------------------------------------------- ----------------------------------------------------------------------
American Depositary Receipts:  ADRs are issued by a U.S.      We may hold ADRs when we believe they offer greater appreciation
bank and represent the bank's holdings of a stated number     potential than U.S. securities.
of shares of a foreign corporation.  An ADR entitles the
holder to all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and sold the
same as U.S. securities.
------------------------------------------------------------- ----------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such     Typically, we use repurchase agreements as a short-term investment
as the Fund, and a seller of securities in which the seller   for the Fund's cash position. In order to enter into these
agrees to buy the securities back within a specified time     repurchase agreements, the Fund must have collateral of at least
at the same price the buyer paid for them, plus an amount     102% of the repurchase price.
equal to an agreed upon interest rate. Repurchase
agreements are often viewed as equivalent to cash.
------------------------------------------------------------- ----------------------------------------------------------------------
Restricted securities: Privately placed securities whose      We may invest in privately placed securities that are eligible for
resale is restricted under securities law.                    resale only among certain institutional buyers without registration, including Rule 144A Securities.
------------------------------------------------------------- ----------------------------------------------------------------------
Options and Futures: Options represent a right to buy or      If we have stocks that appreciated in price, we may want to protect
sell a security or group of securities at an agreed upon      those gains when we anticipate adverse conditions. We might use
price at a future date. The purchaser of an option may or     options or futures to neutralize the effect of any price declines,
may not choose to go through with the transaction.            without selling the security. We might also use options or futures to gain exposure to a particular market segment without purchasing
Writing a covered call option on a security obligates the     individual securities in that segment. We might use this approach
owner of the security to sell it for at an agreed upon        if we had excess cash that we wanted to invest quickly.
price on an agreed upon date (usually no more than nine
months in the future.) The owner of the security receives a   We might use covered call options if we believe that doing so will
premium payment from the purchaser of the call, but if the    help the Fund to meet its investment objective.
security appreciates to a price greater than the agreed
upon selling price, the fund would lose out on those gains.
                                                              Use of these strategies can increase the operating costs of the Fund
Futures contracts are agreements for the purchase or sale     and can lead to loss of principal.
of securities at a specified price, on a specified date.
Unlike an option, a futures contract must be executed
unless it is sold before the settlement date.

Options and futures are generally considered to be derivative securities.

------------------------------------------------------------- ----------------------------------------------------------------------
Illiquid securities: Securities that do not have a ready      We may invest up to 10% of net assets in illiquid securities.
market, and cannot be easily sold within seven days at
approximately the price that the Fund has valued them.
------------------------------------------------------------- ----------------------------------------------------------------------

The Fund may also invest in other securities, including convertible securities, warrants, preferred stocks, and bonds. The Fund may invest a portion of its net assets in foreign securities directly, although we have no present intention of doing so. Please see the Statement of Additional Information for additional descriptions and risk information on these securities as well as those listed in the table above. You can find additional information about the investments in the Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities
The Fund may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
In response to unfavorable market conditions, the Fund may make temporary investments in bonds, cash or cash equivalents. These investments may not be consistent with the Fund's investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for the Fund.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------- --------------------------------------------------------------------
                     Risks                                           How we strive to manage them
------------------------------------------------- --------------------------------------------------------------------
Market risk is the risk that all or a majority    We maintain a long-term investment approach and focus on stocks we
of the securities in a certain market -- like     believe can appreciate over an extended time frame regardless of
the stock or bond market -- will decline in       interim market fluctuations. We do not try to predict overall
value because of factors such as economic         stock market movements and though we may hold securities for any
conditions, future expectations or investor       amount of time, we typically do not trade for short-term purposes.
confidence.
                                                  We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary, defensive strategy.

------------------------------------------------- --------------------------------------------------------------------
Industry and security risk is the risk that the   We limit the amount of the Fund's assets invested in any one
value of securities in a particular industry or   industry and in any individual security. We also follow a rigorous
the value of an individual stock or bond will     selection process before choosing securities and continuously
decline because of changing expectations for      monitor them while they remain in the portfolio.
the performance of that industry or for the
individual company issuing the stock.
------------------------------------------------- --------------------------------------------------------------------
Small company risk is the risk that prices of     Though the Fund may invest in small companies, our focus is on
smaller companies may be more volatile than       medium-size companies. We believe medium-size companies, in
larger companies because of limited financial     general, are more stable than smaller companies and involve less resources or dependence on narrow product lines.  risk due to their larger size, greater experience and more extensive financial resources. In addition, the Fund maintains a well-diversified portfolio, selects stocks carefully and monitors them continuously.
------------------------------------------------- --------------------------------------------------------------------
Interest rate risk is the risk that securities    We analyze each company's financial situation and its cash flow to
will decrease in value if interest rates rise.    determine the company's ability to finance future expansion and
The risk is generally associated with bonds;      operations.  The potential effect that rising interest rates might
however, because smaller companies often borrow   have on a stock is taken into consideration before the stock is
money to finance their operations, they may be    purchased.
adversely affected by rising interest rates.
------------------------------------------------- --------------------------------------------------------------------
Futures and options risk is the possibility       We will use options and futures for defensive purposes, such as to
that the Fund may experience a loss if it         protect gains in the portfolio without actually selling a
employs an options or futures strategy related    security.
to a security or a market index and that
security or index moves in the opposite
direction from what the manager anticipated.
Futures and options also involve additional
expenses, which could reduce any benefit or
increase any loss that Fund gains from using
the strategy.
------------------------------------------------- --------------------------------------------------------------------


------------------------------------------------- --------------------------------------------------------------------
                     Risks                                           How we strive to manage them
------------------------------------------------- --------------------------------------------------------------------
Foreign risk is the risk that foreign             We typically invest only a small portion of the Fund's portfolio
securities may be adversely affected by           in foreign corporations indirectly through American Depositary
political instability, changes in currency        Receipts. We may invest directly in foreign securities, but
exchange rates, foreign economic conditions or    currently do not intend to. When we do purchase ADRs, they are
inadequate regulatory and accounting standards.   generally denominated in U.S. dollars and traded on a U.S. exchange.
------------------------------------------------- --------------------------------------------------------------------
Liquidity risk is the possibility that            We limit exposure to illiquid securities.
securities cannot be readily sold within seven
days at approximately the price that the Fund
has valued them.
------------------------------------------------- --------------------------------------------------------------------

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid 0.00% as a percentage of average daily net assets for the last fiscal year.

Portfolio managers

Gerald S. Frey has primary responsibility for making day-to-day investment decisions for the Fund. In making investment decisions for the Fund, Mr. Frey regularly consults with Marshall T. Basset, John A. Heffern, Jeffrey W. Hynoski, Stephen T. Lampe and Lori P. Wachs.

Gerald S. Frey, Vice President/Senior Portfolio Manager
Mr. Frey has 22 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been senior portfolio manager for the Fund since March 1997 and was co-manager from June 1996 to March 1997.

Marshall T. Bassett, Vice President
Mr. Bassett joined Delaware Investments in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University.

John A. Heffern, Vice President
Mr. Heffern holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware Investments in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit and a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

Jeffrey W. Hynoski, Vice President
Mr. Hynoski joined Delaware Investments in 1998. Previously he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA from Pace University.

Stephen T. Lampe, Vice President
Mr. Lampe earned a bachelor's degree and an MBA at the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and provides analytical services for small and mid-capitalization stocks. He previously served as a manager at Price Waterhouse. Mr. Lampe is a Certified Public Accountant.

Lori P. Wachs, Vice President
Ms. Wachs joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                              Board of Trustees

Investment manager                                            The Fund          Custodian
Delaware Management Company                                                     The Chase Manhattan Bank
One Commerce Square                                                             4 Chase Metrotech Center
Philadelphia, PA 19103                                                          Brooklyn, NY 11245


Portfolio managers                  Distributor                                 Service agent
(see page __ for details)           Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                    1818 Market Street                          1818 Market Street
                                    Philadelphia, PA 19103                      Philadelphia, PA 19103

                                                             Financial advisers

                                                                Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A
o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

Class A sales charges

-------------------------- ----------------------- ----------------------------------- ---------------------------------
   Amount of purchase        Sales charge as %     Sales charge as % of amount             Dealer's commission as %
                             of offering price     invested                                   of offering price
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
     Less than $50,000              5.75%                                                            5.00%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
        $50,000 but                 4.75%                                                            4.00%
------------------------------------------------------------------------------------------------------------------------
      under $100,000
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
       $100,000 but                 3.75%                                                            3.00%
------------------------------------------------------------------------------------------------------------------------
      under $250,000
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
       $250,000 but                 2.50%                                                            2.00%
------------------------------------------------------------------------------------------------------------------------
      under $500,000
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
       $500,000 but                 2.00%                                                            1.60%
------------------------------------------------------------------------------------------------------------------------
     under $1 million
------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year.

------------------------------------------------------------------------------------------------------------------------
   Amount of purchase        Sales charge as %     Sales charge as % of amount             Dealer's commission as %
                             of offering price     invested                                   of offering price
-------------------------- ----------------------- ----------------------------------- ---------------------------------
   $1 million up to $5              none                          none                              1.00%
         million
-------------------------- ----------------------- ----------------------------------- ---------------------------------
    Next $20 million                none                          none                              0.50%
    Up to $25 million
-------------------------- ----------------------- ----------------------------------- ---------------------------------
 Amount over $25 million            none                          none                              0.25%
-------------------------- ----------------------- ----------------------------------- ---------------------------------

                                       15

Class B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.


Class C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of up to 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.


---------------------------------- ---------------------------------------- --------------------------------------------------
             Program               How it works                                                Share class
                                                                                  A                    B                C
---------------------------------- ---------------------------------------- --------------------------------------------------
  Letter of Intent                   Through a Letter of Intent you               X         Although the Letter of Intent
                                     agree to invest a certain amount                       and Rights of Accumulation do
                                     in Delaware Investment Funds                           not apply to the purchase of
                                     (except money market funds with no                     Class B and C shares, you can
                                     sales charge) over a 13-month                          combine your purchase of Class A
                                     period to qualify for reduced                          shares with your purchase of B
                                     front-end sales charges.                               and C shares to fulfill your
                                                                                            Letter of Intent or qualify for
                                                                                            Rights of Accumulation.

---------------------------------- ---------------------------------------- ---------------

  Rights of Accumulation             You can combine your holdings or             X
                                     purchases of all funds in the Delaware
                                     Investments family (except money market
                                     funds with no sales charge) as well as the
                                     holdings and purchases of your spouse and
                                     children under 21 to qualify for reduced
                                     front-end sales charges.
---------------------------------- ---------------------------------------- --------------- ------------------- ---------------


---------------------------------- ---------------------------------------- --------------- ----------------------------------

  Reinvestment of redeemed           Up to 12 months after you redeem       For Class                             Not
  shares                             shares, you can reinvest the           A, you will       For Class B,        available.
                                     proceeds with no additional sales      not have to       your account
                                     charge.                                pay an            will be
                                                                            additional        credited with
                                                                            front-end         the
                                                                            sales             contingent
                                                                            charge.           deferred
                                                                                              sales charge
                                                                                              you
                                                                                              previously
                                                                                              paid on the
                                                                                              amount you
                                                                                              are
                                                                                              reinvesting.
                                                                                              Your
                                                                                              schedule for
                                                                                              contingent
                                                                                              deferred
                                                                                              sales
                                                                                              charges and
                                                                                              conversion to
                                                                                              Class A will
                                                                                              not start over
                                                                                              again; it will
                                                                                              pick up from
                                                                                              the point at
                                                                                              which you
                                                                                              redeemed
                                                                                              your shares.
---------------------------------- ---------------------------------------- --------------- -----------------------------------
  SIMPLE IRA, SEP IRA, SARSEP,       These investment plans may qualify           X         There is no reduction in sales
  Prototype Profit Sharing,          for reduced sales charges by                           charges for Class B or Class C
  Pension, 401(k), SIMPLE            combining the purchases of all                         shares for group purchases for
  401(k), 403(b)(7), and 457         members of the group. Members of                       retirement plans.
  Retirement Plans                   these groups may also qualify to
                                     purchase shares without a front-end sales
                                     charge and a waiver of any contingent
                                     deferred sales charges.
---------------------------------- ---------------------------------------- --------------- -----------------------------------

                                       18

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at fair market value using a method approved by the Board of Trustees.


Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLineSM On Demand Service
Through our MoneyLineSM On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid twice a year. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The Year 2000 Problem may also adversely affect the issuers of securities in which the Fund invests. The portfolio manager and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Investments by fund of funds
The Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial highlights
The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------- ------------------------------------------------------------
Delaware DelCap Fund                                                                          Class A

------------------------------------------------------------------- ------------------------------------------------------------

                                                                                          Year Ended 9/30
                                                                    ------------------------------------------------------------
                                                                          1999        1998         1997        1996        1995
------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------

------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Net asset value, beginning of period                                               $30.450      $30.740     $28.870     $25.570
------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------

------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Income from investment operations:
------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Net investment loss                                                                (0.237)(1)   (0.234)(1)  (0.208)(1)  (0.166)(1)
------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Net realized and unrealized gain (loss) on investments                             (1.873)        3.534       5.618       5.296
                                                                                   -------        -----       -----       -----
------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Total from investment operations                                                   (2.110)        3.300       5.410       5.130
                                                                                   -------        -----       -----       -----
------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------

------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Less distributions:
------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Distributions from net realized gain on investments                                (5.870)      (3.590)     (3.540)     (1.830)
                                                                                   -------      -------     -------     -------
------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Total distributions                                                                (5.870)      (3.590)     (3.540)     (1.830)
                                                                                   -------      -------     -------     -------
------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------

------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Net asset value, end of period                                                     $22.470      $30.450     $30.740     $28.870
                                                                                   =======      =======     =======     =======
------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------

------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Total return(2)                                                                    (8.28%)       12.44%      21.09%      22.04%
------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------

------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Ratios and supplemental data:
------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Net assets, end of period (000 omitted)                                           $566,734     $770,207    $923,248    $888,571
------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Ratio of expenses to average net assets                                              1.40%        1.36%       1.35%       1.37%
------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Ratio of net investment income (loss) to average net assets                        (0.92%)      (0.86%)     (0.74%)     (0.67%)
------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Portfolio turnover                                                                    115%         105%         72%         51%
------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------

(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

Financial information

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------- ------------------------------------------------------
Delaware DelCap Fund                                                                       Class B

------------------------------------------------------------------- ------------------------------------------------------

                                                                                       Year Ended 9/30
                                                                    ------------------------------------------------------
                                                                         1999       1998       1997       1996       1995
------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------

------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period                                             $29.750    $30.300    $28.680    $25.560
------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------

------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------
Income from investment operations:
------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------
Net investment loss                                                              (0.408)(1) (0.418)(1) (0.400)(1) (0.340)(1)
------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------
Net realized and unrealized gain (loss) on investments                           (1.792)      3.458      5.560      5.290
                                                                                 -------      -----      -----      -----
------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------
Total from investment operations                                                 (2.200)      3.040      5.160      4.950
                                                                                 -------      -----      -----      -----
------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------

------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------
Less distributions:
------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------
Distributions from net realized gain on investments                              (5.870)    (3.590)    (3.540)    (1.830)
                                                                                 -------    -------    -------    -------
------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------
Total distributions                                                              (5.870)    (3.590)    (3.540)    (1.830)
                                                                                 -------    -------    -------    -------
------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------

------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------
Net asset value, end of period                                                   $21.680    $29.750    $30.300    $28.680
                                                                                 =======    =======    =======    =======
------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------

------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------
Total return(2)                                                                  (8.92%)     11.64%     20.27%     21.34%
------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------

------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------
Ratios and supplemental data:
------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------
Net assets, end of period (000 omitted)                                          $18,470    $20,706    $13,239     $2,710
------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------
Ratio of expenses to average net assets                                            2.10%      2.06%      2.05%      2.07%
------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------
Ratio of net investment income (loss) to average net assets                      (1.62%)    (1.56%)    (1.44%)    (1.37%)
------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------
Portfolio turnover                                                                  115%       105%        72%        51%
------------------------------------------------------------------- ---------- ---------- ---------- ---------- ----------

(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

[RESTUB]

------------------------------------------------------------------- ---------------------------------------------
Delaware DelCap Fund                                                Class C

------------------------------------------------------------------- -------------------------------- ------------
                                                                                                          Period
                                                                            Year Ended 9/30          11/29/95(1)
                                                                    --------------------------------     through
                                                                         1999       1998       1997      9/30/96
------------------------------------------------------------------- ---------- ---------- ---------- ------------

------------------------------------------------------------------- ---------- ---------- ---------- ------------
Net asset value, beginning of period                                             $30.050    $30.570      $28.880
------------------------------------------------------------------- ---------- ---------- ---------- ------------

------------------------------------------------------------------- ---------- ---------- ---------- ------------
Income from investment operations:
------------------------------------------------------------------- ---------- ---------- ---------- ------------
Net investment loss                                                              (0.411)(2) (0.421)(2)   (0.359)(2)
------------------------------------------------------------------- ---------- ---------- ---------- ------------
Net realized and unrealized gain (loss) on investments                           (1.819)      3.491        5.589
                                                                                 -------      -----        -----
------------------------------------------------------------------- ---------- ---------- ---------- ------------
Total from investment operations                                                 (2.230)      3.070        5.230
                                                                                 -------      -----        -----
------------------------------------------------------------------- ---------- ---------- ---------- ------------

------------------------------------------------------------------- ---------- ---------- ---------- ------------
Less distributions:
------------------------------------------------------------------- ---------- ---------- ---------- ------------
Distributions from net realized gain on investments                              (5.870)    (3.590)      (3.540)
                                                                                 -------    -------      -------
------------------------------------------------------------------- ---------- ---------- ---------- ------------
Total distributions                                                              (5.870)    (3.590)      (3.540)
                                                                                 -------    -------      -------
------------------------------------------------------------------- ---------- ---------- ---------- ------------

------------------------------------------------------------------- ---------- ---------- ---------- ------------
Net asset value, end of period                                                   $21.950    $30.050      $30.570
                                                                                 =======    =======      =======
------------------------------------------------------------------- ---------- ---------- ---------- ------------

------------------------------------------------------------------- ---------- ---------- ---------- ------------
Total return(3)                                                                  (8.89%)     11.64%       20.38%
------------------------------------------------------------------- ---------- ---------- ---------- ------------

------------------------------------------------------------------- ---------- ---------- ---------- ------------
Ratios and supplemental data:
------------------------------------------------------------------- ---------- ---------- ---------- ------------
Net assets, end of period (000 omitted)                                           $3,576     $3,385       $1,947
------------------------------------------------------------------- ---------- ---------- ---------- ------------
Ratio of expenses to average net assets                                            2.10%      2.06%        2.05%
------------------------------------------------------------------- ---------- ---------- ---------- ------------
Ratio of net investment income (loss) to average net assets                      (1.62%)    (1.56%)      (1.44%)
------------------------------------------------------------------- ---------- ---------- ---------- ------------
Portfolio turnover                                                                  115%       105%          72%
------------------------------------------------------------------- ---------- ---------- ---------- ------------

(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

How to read the financial highlights

Net investment loss
Net investment loss includes dividend and interest income earned from the Fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment loss to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

How to use this glossary

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Composite Stock Index
The Standard & Poor's 500 Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware DelCap Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com


Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o    For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-4413

DelCap Fund Symbols
------------------------------------------------------
               CUSIP         NASDAQ
------------------------------------------------------
Class A        245906102     DFCIX
------------------------------------------------------
Class B        245906300     DFBIX
------------------------------------------------------
Class C        245906409     DEEVX
------------------------------------------------------

                                                              DELAWARE
                                                            INVESTMENTS
                                                            -----------
                                                       Philadelphia * London
P-002 [--] PP 12/99

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London



                              Delaware DelCap Fund

                               Institutional Class


                                   Prospectus
                                 December , 1999

                             Growth of Capital Fund




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of Contents

Fund profile                                         page
Delaware DelCap Fund

How we manage the Fund                               page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

Who manages the Fund                                 page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                                   page
Investing in the Fund
      How to buy shares
      How to redeem shares
      Account minimum
      Exchanges

Dividends, distributions and taxes

Certain management considerations

Financial highlights                                 page

Profile: Delaware DelCap Fund
-----------------------------

What are the Fund's goals?
DelCap Fund seeks long-term capital growth. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in common stocks of medium-size companies. These are generally considered to be stocks with market capitalizations between $2 billion and $10 billion. We may also invest in securities that are convertible into common stock. In selecting stocks for the portfolio, we typically look for companies that have established themselves within their industry, but still have growth potential.

We use a bottom-up approach to select stocks, evaluating individual companies rather than trends in the economy or the investment markets. Researching each company, its products, services, competitors and management team helps us to select stocks of companies that we think will provide high and consistent earnings growth with a reasonable level of risk.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices. In addition, DelCap invests in medium-size or small companies. These companies may involve greater risk due to their size, narrow product lines and limited financial resources. For a more complete discussion of risk, please turn to "The risks of investing in the Fund."

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o Investors with long-term financial goals.
o Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of medium-size, growth-oriented companies.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past ten calendar years as well as the average annual returns for one-, five-, and ten-year periods. DelCap Fund's Institutional Class commenced operations on November 9, 1992. Return information for the Class prior to that date is calculated by taking the performance of DelCap Fund A Class and eliminating all sales charges that apply to Class A shares. However, for those periods, Class A 12b-1 payments were not eliminated, and performance would have been affected if this adjustment had been made. The Fund's past performance does not necessarily indicate how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING TOTAL RETURN for one-year periods ending 12/31 (INSTITUTIONAL CLASS)]
                                 Year-by-year total return (Institutional Class)

------------------------------------------------------------------------------------------------------------------------------
1989           1990        1991         1992        1993         1994        1995         1996        1997         1998
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

The Fund`s Institutional Class had a 00.00% year-to-date return as of September 30, 1999. During the periods illustrated in this bar chart, Institutional Class' highest quarterly return was 00.00% for the quarter ended ____________ and its lowest quarterly return was 00.007% for the quarter ended _____________.

The Fund's returns below are compared to the performance of the S&P 500 Composite Stock Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't include the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

Average annual return as of 12/31/98

           Institutional     S&P 500
           Class             Composite Stock
                             Index

1 year
5 years
10 years

What are DelCap Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

-----------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as         none
a percentage of offering price
-----------------------------------------------------------------
Maximum contingent deferred sales charge                    none
(load) as a  percentage of original purchase
price or redemption price, whichever is lower
-----------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested           none
dividends
-----------------------------------------------------------------
Redemption fees                                             none
-----------------------------------------------------------------
Exchange fees(1)                                            none
-----------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------------------
Management fees                                             0.75%
------------------------------------------------------------------
Distribution and service (12b-1) fees                        none
------------------------------------------------------------------
Other expenses
------------------------------------------------------------------
Total operating expenses
------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(2) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------------------
1 year
----------------------------
3 years
----------------------------
5 years
----------------------------
10 years
----------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular Fund. Following are descriptions of how the portfolio management team pursues the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We strive to identify companies of medium market capitalization that offer above-average opportunities for long-term capital growth because they are poised to provide high and consistent earnings growth. Medium-size companies are generally considered to be those with market capitalizations between $2 billion and $10 billion.

Companies in the early stages of their development often offer the greatest opportunities for rising share prices. However, the smallest companies generally involve the most risk because they may have very limited resources, less management experience and narrower product lines. We believe that medium-size companies can provide many of the growth opportunities of small companies, but with less risk. Medium-size companies may be more established in their industry and have greater financial resources. Yet, they may still have the flexibility and growth potential of a smaller company.

We use a bottom-up approach to stock selection, carefully evaluating the characteristics of individual companies. We rely heavily on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts and customers. Our first step in identifying promising companies is to pinpoint stocks that exhibit one or more of the following characteristics:

o A history of high earnings-per-share growth
o Expectations for future earnings growth that are either high or accelerating
o A price to earnings ratio that is low relative to other stocks - indicating that the stock might be undervalued.
o A discounted cash flow that is high relative to other stocks, or
o A special situation that has caused the stock to fall out of favor, but which we believe creates potential for even greater long-term price appreciation.

Once we have narrowed our search to companies with these characteristics, we then conduct even more thorough hands-on research, evaluating a wide variety of factors, including:

o The financial strength of the company
o The expertise of its management
o The growth potential of the company within its industry and
o The growth potential of the industry.

Our goal is to select companies that are likely to perform well over an extended time frame.

In order to reduce the inherent risks of equity investing, we maintain a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

DelCap Fund's investment objective - to seek long-term capital growth - is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

------------------------------------------------------------------------------------------------------------------------------------
The securities we typically invest in                                                    How we use them

------------------------------------------------------------------------------------------------------------------------------------
Common stocks: Securities that represent shares of            Generally, we invest 85% to 100% of net assets in common stock
ownership in a corporation. Stockholders participate in the   with an emphasis on medium-size companies.
corporation's profits and losses, proportionate to the
number of shares they own.
------------------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts:  ADRs are issued by a U.S.      We may hold ADRs when we believe they offer greater appreciation
bank and represent the bank's holdings of a stated number     potential than U.S. securities.
of shares of a foreign corporation.  An ADR entitles the
holder to all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and sold the
same as U.S. securities.
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such     Typically, we use repurchase agreements as a short-term investment
as the Fund, and a seller of securities in which the seller   for the Fund's cash position. In order to enter into these
agrees to buy the securities back within a specified time     repurchase agreements, the Fund must have collateral of at least
at the same price the buyer paid for them, plus an amount     102% of the repurchase price.
equal to an agreed upon interest rate. Repurchase
agreements are often viewed as equivalent to cash.
------------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities whose      We may invest in privately placed securities that are eligible for
resale is restricted under securities law.                    resale only among certain institutional buyers without registration, including Rule 144A Securities.
------------------------------------------------------------------------------------------------------------------------------------
Options and Futures: Options represent a right to buy or      If we have stocks that appreciated in price, we may want to protect
sell a security or group of securities at an agreed upon      those gains when we anticipate adverse conditions. We might use
price at a future date. The purchaser of an option may or     options or futures to neutralize the effect of any price declines,
may not choose to go through with the transaction.            without selling the security. We might also use options or futures to gain exposure to a particular market segment without purchasing
Writing a covered call option on a security obligates the     individual securities in that segment. We might use this approach
owner of the security to sell it for at an agreed upon        if we had excess cash that we wanted to invest quickly.
price on an agreed upon date (usually no more than nine
months in the future.) The owner of the security receives a   We might use covered call options if we believe that doing so will
premium payment from the purchaser of the call, but if the    help the Fund to meet its investment objective.
security appreciates to a price greater than the agreed upon
selling price, the fund would lose out on those gains.        Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal.
Futures contracts are agreements for the purchase or sale
of securities at a specified price, on a specified date.
Unlike an option, a futures contract must be executed unless it is sold before the settlement date.

Options and futures are generally considered to be
derivative securities.
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a ready      We may invest up to 10% of net assets in illiquid securities.
market, and cannot be easily sold within seven days at
approximately the price that the Fund has valued them.
------------------------------------------------------------------------------------------------------------------------------------

                                                                               7

The Fund may also invest in other securities, including convertible securities, warrants, preferred stocks, and bonds. The Fund may invest a portion of its net assets in foreign securities directly, although we have no present intention of doing so. Please see the Statement of Additional Information for additional descriptions and risk information on these securities as well as those listed in the table above. You can find additional information about the investments in the Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities
The Fund may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
In response to unfavorable market conditions, the Fund may make temporary investments in bonds, cash or cash equivalents. These investments may not be consistent with the Fund's investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for the Fund.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

-----------------------------------------------------------------------------------------------------------------------------
                   Risks                                                  How we strive to manage them
-----------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a majority           We maintain a long-term investment approach and focus on stocks we
of the securities in a certain market -- like            believe can appreciate over an extended time frame regardless of
the stock or bond market -- will decline in              interim market fluctuations. We do not try to predict overall
value because of factors such as economic                stock market movements and though we may hold securities for any
conditions, future expectations or investor              amount of time, we typically do not trade for short-term purposes.
confidence.
                                                         We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary, defensive strategy.
-----------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk that the          We limit the amount of the Fund's assets invested in any one
value of securities in a particular industry or          industry and in any individual security. We also follow a rigorous
the value of an individual stock or bond will            selection process before choosing securities and continuously
decline because of changing expectations for             monitor them while they remain in the portfolio.
the performance of that industry or for the
individual company issuing the stock.
-----------------------------------------------------------------------------------------------------------------------------
Small company risk is the risk that prices of            Though the Fund may invest in small companies, our focus is on
smaller companies may be more volatile than              medium-size companies. We believe medium-size companies, in
larger companies because of limited financial            general, are more stable than smaller companies and involve less
resources or dependence on narrow product lines.         risk due to their larger size, greater experience and more extensive financial resources. In addition, the Fund maintains a well-diversified portfolio, selects stocks carefully and monitors them continuously.
-----------------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that securities           We analyze each company's financial situation and its cash flow to
will decrease in value if interest rates rise.           determine the company's ability to finance future expansion and
The risk is generally associated with bonds;             operations.  The potential effect that rising interest rates might
however, because smaller companies often borrow          have on a stock is taken into consideration before the stock is
money to finance their operations, they may be           purchased.
adversely affected by rising interest rates.
-----------------------------------------------------------------------------------------------------------------------------
Futures and options risk is the possibility              We will use options and futures for defensive purposes, such as to
that the Fund may experience a loss if it                protect gains in the portfolio without actually selling a
employs an options or futures strategy related           security.
to a security or a market index and that
security or index moves in the opposite
direction from what the manager anticipated.
Futures and options also involve additional
expenses, which could reduce any benefit or
increase any loss that Fund gains from using
the strategy.
-----------------------------------------------------------------------------------------------------------------

                                                                               9

-----------------------------------------------------------------------------------------------------------------------------
                   Risks                                                  How we strive to manage them
-----------------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign                    We typically invest only a small portion of the Fund's portfolio
securities may be adversely affected by                  in foreign corporations indirectly through American Depositary
political instability, changes in currency               Receipts. We may invest directly in foreign securities, but
exchange rates, foreign economic conditions or           currently do not intend to. When we do purchase ADRs, they are
inadequate regulatory and accounting standards.          generally denominated in U.S. dollars and traded on a U.S. exchange.
-----------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that                   We limit exposure to illiquid securities.
securities cannot be readily sold within seven
days at approximately the price that the Fund
has valued them.
-----------------------------------------------------------------------------------------------------------------------------

                                                                              10

------------------------------------------------------------------------------------------------------------------------------------
The securities we typically invest in                                                    How we use them

------------------------------------------------------------------------------------------------------------------------------------
Common stocks: Securities that represent shares of            Generally, we invest 85% to 100% of net assets in common stock
ownership in a corporation. Stockholders participate in the   with at least 65% in small, growth-oriented companies.
corporation's profits and losses, proportionate to the
number of shares they own.
------------------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts:  ADRs are issued by a U.S.      We may hold ADRs when we believe they offer greater appreciation
bank and represent the bank's holdings of a stated number     potential than U.S. securities.
of shares of a foreign corporation.  An ADR entitles the
holder to all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and sold the
same as U.S. securities.
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such     Typically, we use repurchase agreements as a short-term investment
as the Fund, and a seller of securities in which the seller   for the Fund's cash position. In order to enter into these
agrees to buy the securities back within a specified time     repurchase agreements, the Fund must have collateral of at least at
the same price the buyer paid for them, plus an amount        102% of the repurchase price.
equal to an agreed upon interest rate. Repurchase
agreements are often viewed as equivalent to cash.
------------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities whose      We may invest in privately placed securities that are eligible for
resale is restricted under securities law.                    resale only among certain institutional buyers without registration, including Rule 144A Securities. Restricted securities that are determined to be illiquid may not exceed the Fund's 10% limit on illiquid securities, which is described below.
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a ready      We may invest up to 10% of net assets in illiquid securities,
market, and cannot be easily sold within seven days at        including repurchase agreements with maturities of over seven days.
approximately the price that the Fund has valued them.
------------------------------------------------------------------------------------------------------------------------------------

The Fund may also invest in other securities, including convertible securities, warrants, preferred stocks, and bonds. The Fund may invest a portion of its net assets in foreign securities directly, although we have no present intention of doing so. Please see the Statement of Additional Information for additional descriptions and risk information on these securities as well as those listed in the table above. You can find additional information about the investments in the Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities
The Fund may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
In response to unfavorable market conditions, the Fund may make temporary investments in bonds, cash or cash equivalents. These investments may not be consistent with the Fund's investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for the Fund.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

----------------------------------------------------------------------------------------------------------------------
                     Risks                                           How we strive to manage them
----------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a majority    We maintain a long-term investment approach and focus on stocks we
of the securities in a certain market -- like     believe can appreciate over an extended time frame regardless of
the stock or bond market -- will decline in       interim market fluctuations. We do not try to predict overall
value because of factors such as economic         stock market movements and though we may hold securities for any
conditions, future expectations or investor       amount of time, we typically do not trade for short-term purposes.
confidence.
                                                  We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary, defensive strategy.
----------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk that the   We limit the amount of the Fund's assets invested in any one
value of securities in a particular industry or   industry and in any individual security. We also follow a rigorous
the value of an individual stock or bond will     selection process before choosing securities and continuously
decline because of changing expectations for      monitor them while they remain in the portfolio.
the performance of that industry or for the
individual company issuing the stock.
----------------------------------------------------------------------------------------------------------------------
Small company risk is the risk that prices of     The Fund maintains a well-diversified portfolio, selects stocks
smaller companies may be more volatile than       carefully and monitors them continuously.
larger companies because of limited financial
resources or dependence on narrow product lines.
----------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that securities    We analyze each company's financial situation and its cash flow to
will decrease in value if interest rates rise.    determine the company's ability to finance future expansion and
The risk is generally associated with bonds;      operations. The potential effect that rising interest rates might
however, because smaller companies often borrow   have on a stock is taken into consideration before the stock is
money to finance their operations, they may be    purchased.
adversely affected by rising interest rates.
----------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign             We typically invest only a small portion of the Fund's portfolio
securities may be adversely affected by           in foreign corporations indirectly through American Depositary
political instability, changes in currency        Receipts. We may invest directly in foreign securities, but
exchange rates, foreign economic conditions or    currently do not intend to. When we do purchase ADRs, they are
inadequate regulatory and accounting standards.   generally denominated in U.S. dollars and traded on a U.S. exchange.
----------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that            We limit exposure to illiquid securities.
securities cannot be readily sold within seven
days at approximately the price that the Fund
has valued them.
------------------------------------------------- --------------------------------------------------------------------

                                                                              13

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid 0.00% as a percentage of average daily net assets for the last fiscal year.

Portfolio managers

Gerald S. Frey has primary responsibility for making day-to-day investment decisions for the Fund. In making investment decisions for the Fund, Mr. Frey regularly consults with Marshall T. Basset, John A. Heffern, Jeffrey W. Hynoski, Stephen T. Lampe and Lori P. Wachs.

Gerald S. Frey, Vice President/Senior Portfolio Manager
Mr. Frey has 22 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been senior portfolio manager for the Fund since March 1997 and was co-manager from June 1996 to March 1997.

Marshall T. Bassett, Vice President
Mr. Bassett joined Delaware Investments in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University.

John A. Heffern, Vice President
Mr. Heffern holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware Investments in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit and a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

Jeffrey W. Hynoski, Vice President
Mr. Hynoski joined Delaware Investments in 1998. Previously he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA from Pace University.

Stephen T. Lampe, Vice President
Mr. Lampe earned a bachelor's degree and an MBA at the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and provides analytical services for small and mid-capitalization stocks. He previously served as a manager at Price Waterhouse. Mr. Lampe is a Certified Public Accountant.

Lori P. Wachs, Vice President
Ms. Wachs joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                Board of Trustees

Investment manager                                   The Fund          Custodian
Delaware Management Company                                            The Chase Manhattan Bank
One Commerce Square                                                    4 Chase Metrotech Center
Philadelphia, PA 19103                                                 Brooklyn, NY 11245

Portfolio managers                  Distributor                        Service agent
(see page __ for details)           Delaware Distributors, L.P.        Delaware Service Company, Inc.
                                    1818 Market Street                 1818 Market Street
                                    Philadelphia, PA 19103             Philadelphia, PA 19103


                                                                Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account
------------------

Investing in the Fund
         Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the funds net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at fair market value using a method approved by the Board of Trustees.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. You can also fax your written request to 215-255-8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimums
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid twice a year. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from this Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The Year 2000 Problem may also adversely affect the issuers of securities in which the Fund invests. The portfolio manager and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

Investments by fund of funds
The Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800-523-1918.

------------------------------------------------------------------------------------------------------------------------------------
Delaware DelCap Fund                                                                    Institutional Class

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Year Ended 9/30
                                                                    ----------------------------------------------------------------
                                                                         1999        1998         1997        1996        1995
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                               $31.010      $31.160     $29.130     $25.710
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                (0.160)(2)   (0.152)(2)  (0.123)(2)  (0.091)(2)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                             (1.910)        3.592       5.693       5.341
                                                                                   -------        -----       -----       -----
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   (2.070)        3.440       5.570       5.250
                                                                                   -------        -----       -----       -----
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments                                (5.870)      (3.590)     (3.540)     (1.830)
                                                                                   -------      -------     -------     -------
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                (5.870)      (3.590)     (3.540)     (1.830)
                                                                                   -------      -------     -------     -------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $23.070      $31.010     $31.160     $29.130
                                                                                   =======      =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                                                    (7.99%)       12.75%      21.44%      22.45%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                            $95,200     $131,319    $178,197    $129,378
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                              1.10%        1.06%       1.05%       1.07%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets                        (1.62%)      (1.56%)     (0.44%)     (0.37%)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                    115%         105%         72%         51%
------------------------------------------------------------------------------------------------------------------------------------

(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

How to read the financial highlights

Net investment loss
Net investment loss includes dividend and interest income earned from the Fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less distributions-Distributions from realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment loss to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary]

How to use this glossary
[glossary runs along the bottom of the pages]

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Composite Stock Index
The Standard & Poor's 500 Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

[back cover]

Delaware DelCap Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com


Client Services Representative

800.510.4015

Delaphone Service

800.362.FUND (800.362.3863)

For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

Investment Company Act file number: 811-4413

DelCap Fund Symbols
------------------------------------------------------
                        CUSIP         NASDAQ
------------------------------------------------------
Institutional Class     245906201     DFDIX
------------------------------------------------------



                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London



                        Delaware Diversified Growth Fund
                      (Formerly Capital Appreciation Fund)


                           Class A * Class B* Class C




                                   Prospectus
                                 December , 1999


                             Growth of Capital Fund


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of Contents

Fund profile                                         page
Delaware Diversified Growth Fund

How we manage the Fund                               page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

Who manages the Fund                                 page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                                   page
Investing in the Fund
      Choosing a share class
      How to reduce your sales charge
      How to buy shares
      Retirement plans
      How to redeem shares
      Account minimums
      Special services
      Exchanges
Dividends, distributions and taxes

Certain management considerations                    page

Financial highlights                                 page

Glossary                                             page

Profile: Delaware Diversified Growth Fund
-----------------------------------------

What are the Fund's goals?
Diversified Growth Fund seeks capital appreciation. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in common stocks of large-sized companies. We look for companies that we believe have growth potential that significantly exceeds the average anticipated growth rate of companies in the S&P 500, a commonly quoted stock index. We generally consider large-sized companies to be companies greater than $3 billion in market capitalization, though we may invest in companies with a smaller market capitalization.

In evaluating companies, we use a two-fold approach. First, we rank a broad universe of companies using what is known as a quantitative model. We then do additional qualitative research on the companies that appear most promising. A quantitative approach generally utilizes a computer program to evaluate a large number of stocks based on a variety of pre-selected characteristics for the stocks. We combine that with additional hands-on research that might evaluate such factors as the quality of the company's management, new product lines, the outlook for the industry and competitive pressures they might be facing. We seek to identify companies that are highly ranked by our quantitative screening and also look promising from a qualitative perspective.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices, which can be caused by a decline in the stock market or poor performance from specific companies that can result from negative earnings reports or dividend reductions. For a more complete discussion of risk, please turn to "The risks of investing in the Fund."

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o        Investors with long-term financial goals.
o        Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of large-sized companies.

Who should not invest in the Fund
o        Investors with short-term financial goals.
o        Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past two calendar years, as well as the average annual returns of these shares for the past year and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps and a waiver of 12b-1 fees by the distributor. The returns would be lower without the voluntary caps and 12b-1 fee waiver.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN for one-year periods ending 12/31 (CLASS A)]

Year-by-year total return

-------------- ----------
  1997           1998
-------------- ----------

-------------- ----------

The Fund's Class A had a 00.00% year-to-date return as of September 30, 1999. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended ______________ and its lowest quarterly return was 00.00% for the quarter ended ____________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

The Fund's returns are compared to the performance of the S&P 500 Composite Stock Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't include the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.


                              Average annual returns for periods ending 12/31/98
-----------------------------------------------------
                     CLASS A        S&P 500
-----------------------------------------------------

-----------------------------------------------------
1 year
-----------------------------------------------------
Since inception
(12/2/96)
-----------------------------------------------------

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

--------------------------------------------------------------------------------
CLASS                                                   A         B       C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price             5.75%     none    none
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
Redemption price, whichever is lower                    none(1)   5%(2)   1%(3)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Reinvested dividends                                    none      none    none
--------------------------------------------------------------------------------
Redemption fees                                         none      none    none
--------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

--------------------------------------------------------------------------------
Management fees                                     0.65%       0.65%     0.65%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(4)            0.30%       1.00%     1.00%
--------------------------------------------------------------------------------
Other expenses(5)                                   0.00%       0.00%     0.00%
--------------------------------------------------------------------------------
Total operating expenses(6)                         0.00%       0.00%     0.00%
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. (7) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

 -------------------------------------------------------------------------------
 CLASS(7)             A        B     B (if redeemed)        C   C (if redeemed)
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 1 year
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 3 years
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 5 years
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 10 years
 -------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The distributor has agreed to waive these 12b-1 fees through ---------.
(5) The investment manager has agreed to waive fees and pay expenses from the commencement of the Fund's operations through _________ in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense caps described in footnotes 4 and 5.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Fund

Our investment strategies


We evaluate individual companies and analyze economic and market conditions, seeking to identify the securities that we think are the best investments for the Fund. Following is a description of how the portfolio manager pursues the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

For the Diversified Growth Fund, we strive to identify stocks of large-sized companies that appear to have greater growth potential than the average of the companies in the S&P 500. We typically evaluate a company in relation to the overall stock market as represented by the S&P 500. We look for one or more of the following characteristics:
|X| A lower dividend yield
|X| A stronger balance sheet
|X| A lower debt ratio
|X| Higher expected earnings growth
|X| A favorable trend in earnings estimates.

In striving to identify such companies, we combine two distinct investment strategies. We first conduct a quantitative analysis that uses a computer program to rank a broad universe of companies based on a number of pre-determined factors such as those mentioned above. Some of these characteristics, such as a lower dividend yield, are considered "value" characteristics. These characteristics suggest that the company is undervalued in price and could experience price appreciation if that value is recognized. Others, such as higher expected earnings growth, are considered growth characteristics and suggest that the company could experience capital appreciation because it may grow faster than the overall market. In our evaluation, we assess each company on both growth and value factors, but we generally place more weight on the growth factors.

With our quantitative computer analysis, we create a ranking of all companies in our universe that tells us which ones are most likely to experience favorable trends in earnings estimates, based on the criteria we have set.

We then move on to the second phase of our analysis--qualitative assessment. We conduct hands on research to evaluate other aspects of a company including the quality of management, the outlook for its industry, new product lines and competitive pressures. In making the final selection of companies for the Diversified Growth Fund we rely on the findings of both our quantitative and qualitative analysis; however, we weight the portfolio more towards securities that are highly ranked by our quantitative model.


Diversified Growth Fund's investment objective -- to seek capital appreciation -- is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

------------------------------------------------------------- ----------------------------------------------------------------------
The securities we typically invest in                                                    How we use them

------------------------------------------------------------- ----------------------------------------------------------------------
Common stocks: Securities that represent shares of            Generally, we invest 85% to 100% of net assets in common stock.
ownership in a corporation. Stockholders participate in the   We will generally invest in companies of at least $3 billion in
corporation's profits and losses, proportionate to the        market capitalization, but may also invest in smaller companies.
number of shares they own.
------------------------------------------------------------- ----------------------------------------------------------------------

Foreign Stocks and Depositary Receipts: Foreign stocks are    We may invest up to 20% of the Fund's net assets in foreign
those issued by a company that is located in a foreign        companies directly or indirectly through American, Global or country, has the majority of its assets in a foreign company  European Depositary Receipts. We would typically hold Depositary
or generates the majority of its operating income in a        Receipts when we believe they offer greater appreciation potential foreign country. Depositary receipts are issued by a U.S. or  than U.S. securities. Investing directly in international securities
foreign bank and represent the bank's holdings of a stated    is not typically a significant component of our strategy.
number of shares of a foreign corporation. A Depositary
Receipt entitles the holder to all dividends and capital
gains earned by the underlying foreign shares. ADRs are
bought and sold the same as U.S. securities.

------------------------------------------------------------- ----------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such     Typically, we use repurchase agreements as a short-term investment
as the Fund, and a seller of securities in which the seller   for the Fund's cash position. In order to enter into these
agrees to buy the securities back within a specified time     repurchase agreements, the Fund must have collateral of at least
at the same price the buyer paid for them, plus an amount     102% of the repurchase price.
equal to an agreed upon interest rate. Repurchase
agreements are often viewed as equivalent to cash.
------------------------------------------------------------- ----------------------------------------------------------------------
Restricted securities: Privately placed securities whose      We may invest in privately placed securities that are eligible for
resale is restricted under securities law.                    resale only among certain institutional buyers without registration, including Rule 144A Securities.
------------------------------------------------------------- ----------------------------------------------------------------------
Options and Futures: Options represent a right to buy or      If we have stocks that have unrealized gains because of past
sell a security or a group of securities at an agreed upon    appreciation, we may want to protect those gains when we anticipate
price at a future date. The purchaser of an option may or     adverse conditions. We might use options or futures to neutralize
may not choose to go through with the transaction.            the effect of any price declines, without selling the security. We may also use options and futures to quickly invest excess cash so
Futures contracts are agreements for the purchase or sale     that the portfolio is generally fully invested.
of a security or a group of securities at a specified
price, on a specified date. Unlike an option, a futures
contract must be executed unless it is sold before the        Use of these strategies can increase the operating costs of the Fund
settlement date.                                              and can lead to loss of principal.

Options and futures are generally considered to be
derivative securities.
------------------------------------------------------------- ----------------------------------------------------------------------
Illiquid securities: Securities that do not have a ready      We may invest up to 15% of net assets in illiquid securities.
market, and cannot be easily sold within seven days at
approximately the price that the Fund has valued them.
------------------------------------------------------------- ----------------------------------------------------------------------

The Fund may also invest in other securities, including preferred stock, real estate investment trusts, warrants and either equity or debt securities that are convertible into stocks. Please see the Statement of Additional Information for additional descriptions and risk information on these securities as well as those listed in the table above. You can find additional information about the investments in the Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities
The Fund may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
In response to unfavorable market conditions, the Fund may make temporary investments in bonds, cash or cash equivalents. These investments may not be consistent with the Fund's investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for the Fund.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.


------------------------------------------------- --------------------------------------------------------------------
                     Risks                                           How we strive to manage them
------------------------------------------------- --------------------------------------------------------------------
Market risk is the risk that all or a majority    We maintain a long-term investment approach and focus on stocks we
of the securities in a certain market -- like     believe can appreciate over an extended time frame regardless of
the stock or bond market -- will decline in       interim market fluctuations. We do not try to predict overall
value because of factors such as economic         stock market movements and though we may hold securities for any
conditions, future expectations or investor       amount of time, we typically do not trade for short-term purposes.
confidence.
                                                  We may hold a substantial part of the Fund's assets in cash or securities that are considered equivalent to cash as a temporary, defensive strategy.


------------------------------------------------- --------------------------------------------------------------------
Industry and security risk is the risk that the   We limit the amount of the Fund's assets invested in any one
value of securities in a particular industry or   industry and in any individual security. We also follow a rigorous
the value of an individual stock or bond will     selection process before choosing securities and continuously
decline because of changing expectations for      monitor them while they remain in the portfolio.
the performance of that industry or for the
individual company issuing the stock.
------------------------------------------------- --------------------------------------------------------------------
Futures and options risk is the possibility       We will generally use options and futures for defensive purposes,
that the Fund may experience a loss if it         such as to protect gains in the portfolio without actually selling
employs an options or futures strategy related    a security. We will not use futures and options for speculative
to a security or a market index and that          reasons. We may also use options and futures to quickly invest
security or index moves in the opposite           excess cash so that the portfolio is generally fully invested.
direction from what the manager anticipated.
Futures and options also involve additional
expenses, which could reduce any benefit or
increase any loss that Fund gains from using
the strategy.

------------------------------------------------- --------------------------------------------------------------------
Foreign risk is the risk that foreign             Investing in foreign securities is not a significant part of our
securities may be adversely affected by           strategy. We may not invest more than 20% of net assets in direct
political instability, changes in currency        and indirect holdings of foreign securities.
exchange rates, foreign economic conditions or
inadequate regulatory and accounting standards.
------------------------------------------------- --------------------------------------------------------------------
Liquidity risk is the possibility that            We limit exposure to illiquid securities.
securities cannot be readily sold within seven
days at approximately the price that the Fund
has valued them.
------------------------------------------------- --------------------------------------------------------------------

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid 0.00% as a percentage of average daily net assets for the last fiscal year, after giving effect to voluntary waivers by the manager.

Portfolio managers

Paul Dokas, Vice President/Portfolio Manager, is primarily responsible for making investment decisions for the Fund. He is responsible for producing quantitative research used to develop new global investment services, refine existing services, and make asset-allocation decisions. He joined Delaware Investments in 1997. He previously was director of trust investment management at Bell Atlantic Corporation. He earned a bachelors degree at Loyola College in Baltimore and an MBA degree at the University of Maryland. He is a chartered financial analyst. In making investment decisions for the Fund, Mr. Dokas is assisted by Robert E. Ginsberg.

Robert E. Ginsberg, Assistant Vice President/Quantitative Analyst, graduated magna cum laude from the Wharton School of Business at the University of Pennsylvania with a degree in Economics with a concentration in Finance. Prior to joining Delaware Investments in September of 1997, he was a Consultant at Andersen Consulting working primarily with financial services companies. At Delaware Investments, Mr. Ginsberg handles diverse analytical responsibilities involving large capitalization stocks. He is a CFA Level I candidate.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.


                                Board of Trustees

Investment manager                                            The Fund          Custodian
Delaware Management Company                                                     The Chase Manhattan Bank
One Commerce Square                                                             4 Chase Metrotech Center
Philadelphia, PA 19103                                                          Brooklyn, NY 11245


Portfolio managers                  Distributor                                 Service agent
(see page __ for details)           Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                    1818 Market Street                          1818 Market Street
                                    Philadelphia, PA 19103                      Philadelphia, PA 19103

                               Financial advisers

                                  Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A
o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Absent 12b-1 fee waivers, Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

Class A Sales Charges

---------------------------------- -------------------------------- -------------------------------- -------------------------------
       Amount of purchase                   Sales charge              Sales charge as % of amount       Dealer's commission as %
                                                as %                           invested                    Of offering price
                                          of offering price
---------------------------------- -------------------------------- -------------------------------- -------------------------------

         Less than $50,000                      5.75%                                                            5.00%
---------------------------------- -------------------------------- -------------------------------- -------------------------------

    $50,000 but under $100,000                  4.75%                                                            4.00%
---------------------------------- -------------------------------- -------------------------------- -------------------------------

    $100,000 but under $250,000                 3.75%                                                            3.00%
---------------------------------- -------------------------------- -------------------------------- -------------------------------

    $250,000 but under $500,000                 2.50%                                                            2.00%
---------------------------------- -------------------------------- -------------------------------- -------------------------------

   $500,000 but under $1 million                2.00%                                                            1.60%
------------------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year.

---------------------------------- -------------------------------- -------------------------------- -------------------------------
       Amount of purchase                 Sales charge as %                Sales charge as %            Dealer's commission as %
                                          of offering price               of amount invested               of offering price
---------------------------------- -------------------------------- -------------------------------- -------------------------------

   $1,000,000 up to $5 million                  none                             none                            1.00%
---------------------------------- -------------------------------- -------------------------------- -------------------------------
        next $20 million
        up to $25 million                       none                             none                            0.50%
---------------------------------- -------------------------------- -------------------------------- -------------------------------

     amount over $25 million                    none                             none                            0.25%
---------------------------------- -------------------------------- -------------------------------- -------------------------------

Class B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, absent 12b-1 fee waivers, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%, which is currently being waived. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Absent 12b-1 fee waivers, Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.

---------------------------------- ---------------------------------------- --------------------------------------------------
             Program               How it works                                                Share class
                                                                                  A                    B                C
---------------------------------- ---------------------------------------- --------------- ----------------------------------
  Letter of Intent                   Through a Letter of Intent you               X         Although the Letter of Intent
                                     agree to invest a certain amount                       and Rights of Accumulation do
                                     in Delaware Investment Funds                           not apply to the purchase of
                                     (except money market funds with no                     Class B and C shares, you can
                                     sales charge) over a 13-month                          combine your purchase of Class A
                                     period to qualify for reduced                          shares with your purchase of B
                                     front-end sales charges.                               and C shares to fulfill your
                                                                                            Letter of Intent or qualify
                                                                                            for Rights of  Accumulation.

---------------------------------- ---------------------------------------- ---------------
  Rights of Accumulation             You can combine your holdings or             X
                                     purchases of all funds in the Delaware
                                     Investments family (except money market
                                     funds with no sales charge) as well as the
                                     holdings and purchases of your spouse and
                                     children under 21 to qualify for reduced
                                     front-end sales charges.
---------------------------------- ---------------------------------------- --------------- ----------------------------------

---------------------------------- ---------------------------------------- --------------------------------------------------
             Program               How it works                                                Share class
                                                                                  A                    B                C
---------------------------------- ---------------------------------------- --------------- ----------------------------------
  Reinvestment of redeemed           Up to 12 months after you redeem       For Class                             Not
  shares                             shares, you can reinvest the           A, you will       For Class B,        available.
                                     proceeds with no additional sales      not have to       your account
                                     charge.                                pay an            will be
                                                                            additional        credited with
                                                                            front-end         the
                                                                            sales             contingent
                                                                            charge.           deferred
                                                                                              sales
                                                                                              charge
                                                                                              you
                                                                                              previously
                                                                                              paid
                                                                                              on
                                                                                              the
                                                                                              amount
                                                                                              you
                                                                                              are
                                                                                              reinvesting.
                                                                                              Your
                                                                                              schedule
                                                                                              for
                                                                                              contingent
                                                                                              deferred
                                                                                              sales
                                                                                              charges
                                                                                              and
                                                                                              conversion
                                                                                              to
                                                                                              Class
                                                                                              A
                                                                                              will
                                                                                              not
                                                                                              start
                                                                                              over
                                                                                              again;
                                                                                              it
                                                                                              will
                                                                                              pick
                                                                                              up
                                                                                              from
                                                                                              the
                                                                                              point
                                                                                              at
                                                                                              which
                                                                                              you
                                                                                              redeemed
                                                                                              your
                                                                                              shares.
---------------------------------- ---------------------------------------- --------------- ------------------- ---------------
  SIMPLE IRA, SEP IRA, SARSEP,       These investment plans may qualify           X         There is no reduction in sales
  Prototype Profit Sharing,          for reduced sales charges by                           charges for Class B or Class C
  Pension, 401(k), SIMPLE            combining the purchases of all                         shares for group purchases for
  401(k), 403(b)(7), and 457         members of the group. Members of                       retirement plans.
  Retirement Plans                   these groups may also qualify to
                                     purchase shares without a front-end sales
                                     charge and a waiver of any contingent
                                     deferred sales charges.
---------------------------------- ---------------------------------------- --------------- -----------------------------------

How to buy shares

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service. For more information about how to sign up for this service, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at fair market value using a method approved by the Board of Trustees.


Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service. For more information about how to sign up for this service, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.


Dividends, distributions and taxes
Dividends and capital gains, if any, are paid twice a year. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The Year 2000 Problem may also adversely affect the issuers of securities in which the Fund invests. The portfolio manager and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Investments by fund of funds
The Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial highlights
The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.


------------------------------------------------------------------------------- ----------------------------------------
Delaware Diversified Growth Fund                                                                Class A

------------------------------------------------------------------------------- ----------------------------------------
                                                                                                                 Period
                                                                                  Year Ended   Year Ended      12/2/96(1)
                                                                                        9/30         9/30       through
                                                                                        1999         1998       9/30/97
------------------------------------------------------------------------------- ------------- ------------ -------------

------------------------------------------------------------------------------- ------------- ------------ -------------
Net asset value, beginning of period                                                              $10.160        $8.500
------------------------------------------------------------------------------- ------------- ------------ -------------

------------------------------------------------------------------------------- ------------- ------------ -------------
Income from investment operations:
------------------------------------------------------------------------------- ------------- ------------ -------------
Net investment income                                                                              0.082(2)       0.067
------------------------------------------------------------------------------- ------------- ------------ -------------
Net realized and unrealized gain (loss) on investments                                            (0.755)         1.601
                                                                                                  -------         -----
------------------------------------------------------------------------------- ------------- ------------ -------------
Total from investment operations                                                                  (0.673)         1.668
                                                                                                  -------         -----
------------------------------------------------------------------------------- ------------- ------------ -------------

------------------------------------------------------------------------------- ------------- ------------ -------------
Less dividends and distributions:
------------------------------------------------------------------------------- ------------- ------------ -------------
Dividends from net investment income                                                              (0.076)       (0.008)
------------------------------------------------------------------------------- ------------- ------------ -------------
Distributions from net realized gain on investments                                               (0.421)           ---
                                                                                                  -------       -------
------------------------------------------------------------------------------- ------------- ------------ -------------
Total dividends and distributions                                                                 (0.497)       (0.008)
                                                                                                  -------       -------
------------------------------------------------------------------------------- ------------- ------------ -------------

------------------------------------------------------------------------------- ------------- ------------ -------------
Net asset value, end of period                                                                     $8.990       $10.160
                                                                                                   ======       =======
------------------------------------------------------------------------------- ------------- ------------ -------------

------------------------------------------------------------------------------- ------------- ------------ -------------
Total return(3)                                                                                   (6.91%)        19.64%
------------------------------------------------------------------------------- ------------- ------------ -------------

------------------------------------------------------------------------------- ------------- ------------ -------------
Ratios and supplemental data:
------------------------------------------------------------------------------- ------------- ------------ -------------
Net assets, end of period (000 omitted)                                                               $12            $8
------------------------------------------------------------------------------- ------------- ------------ -------------
Ratio of expenses to average net assets                                                             0.75%         0.75%
------------------------------------------------------------------------------- ------------- ------------ -------------
Ratio of expenses to average net assets                                                             2.28%         1.70%
         prior to expense limitation
------------------------------------------------------------------------------- ------------- ------------ -------------
Ratio of net investment income to average net assets                                                0.83%         0.91%
------------------------------------------------------------------------------- ------------- ------------ -------------
Ratio of net investment income (loss) to average net assets prior to expense                      (0.70%)       (0.03%)
limitation
------------------------------------------------------------------------------- ------------- ------------ -------------
Portfolio turnover                                                                                   163%           84%
------------------------------------------------------------------------------- ------------- ------------ -------------

(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2)  Computed based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

How to read the financial highlights

Net investment loss
Net investment loss includes dividend and interest income earned from the Fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less distributions--Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment loss to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

How to use this glossary

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Composite Stock Index
The Standard & Poor's 500 Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Diversified Growth Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com
---------------------------


E-mail
service@delinvest.com


Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o    For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-4413

Diversified Growth Fund Symbols
-----------------------------
               CUSIP
-----------------------------
Class A        24610A109
-----------------------------

                                    DELAWARE
                                   INVESTMENTS
                              Philadelphia * London
P-002 [--] PP 12/99

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                        Delaware Diversified Growth Fund
                      (Formerly Capital Appreciation Fund)



                               Institutional Class


                                   Prospectus
                                 December , 1999

                             Growth of Capital Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

[inside front cover]

Table of Contents

Fund profile                                         page
Delaware Diversified Growth Fund

How we manage the Fund                               page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

Who manages the Fund                                 page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                                   page
Investing in the Fund
      How to buy shares
      How to redeem shares
      Account minimum
      Exchanges

Dividends, distributions and taxes

Certain management considerations

Financial highlights                                 page

Glossary                                             page

Profile: Delaware Diversified Growth Fund

What are the Fund's goals?
Diversified Growth Fund seeks capital appreciation. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in common stocks of large-sized companies. We look for companies that we believe have growth potential that significantly exceeds the average anticipated growth rate of companies in the S&P 500, a commonly quoted stock index. We generally consider large-sized companies to be companies greater than $3 billion in market capitalization, though we may invest in companies with a smaller market capitalization.

In evaluating companies, we use a two-fold approach. First, we rank a broad universe of companies using what is known as a quantitative model. We then do additional qualitative research on the companies that appear most promising. A quantitative approach generally utilizes a computer program to evaluate a large number of stocks based on a variety of pre-selected characteristics for the stocks. We combine that with additional hands-on research that might evaluate such factors as the quality of the company's management, new product lines, the outlook for the industry and competitive pressures they might be facing. We seek to identify companies that are highly ranked by our quantitative screening and also look promising from a qualitative perspective.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices, which can be caused by a decline in the stock market or poor performance from specific companies that can result from negative earnings reports or dividend reductions. For a more complete discussion of risk, please turn to "The risks of investing in the Fund."

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o   Investors with long-term financial goals.
o   Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of large-sized companies.

Who should not invest in the Fund
o   Investors with short-term financial goals.
o   Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Institutional Class have varied over the past two calendar years, as well as the average annual returns of these shares for the past year and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN for one-year periods ending 12/31 (Institutional Class)]

Year-by-year total return

-------------- ----------
    1997          1998
-------------- ----------

-------------- ----------

The Fund`s Class A had a 00.00% year-to-date return as of September 30, 1999. During the periods illustrated in this bar chart, the Class' highest quarterly return was 0.00% for the quarter ended ______________ and its lowest quarterly return was 00.00% for the quarter ended ____________.

The Fund's returns are compared to the performance of the S&P 500 Composite Stock Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't include the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.


                                                         Average annual returns
                                                           for periods ending
                                                                12/31/98
-----------------------------------------------------
                     Institutional    S&P 500
                     Class            Stock Index
-----------------------------------------------------

-----------------------------------------------------
1 year
-----------------------------------------------------
Since inception
(12/2/96)
-----------------------------------------------------

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Funds.

-------------------------------------------------------------- ------------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price                    none
-------------------------------------------------------------- ------------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower                           none
-------------------------------------------------------------- ------------
Maximum sales charge (load) imposed on
Reinvested dividends                                           none
-------------------------------------------------------------- ------------
Redemption fees                                                none
-------------------------------------------------------------- ------------
Exchange Fees(1)                                               none
-------------------------------------------------------------- ------------

Annual fund operating expenses are deducted from the Fund's assets.

-------------------------------------------------------- -----------
Management fees                                          0.65%
-------------------------------------------------------- -----------
Distribution and service (12b-1) fees                    none
-------------------------------------------------------- -----------
Other expenses                                           0.00%
-------------------------------------------------------- -----------
Total operating expenses(2)                              0.00%
-------------------------------------------------------- -----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. (3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

 ------------ --------
 1 year       $000
 ------------ --------
 3 years      $000
 ------------ --------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The investment manager has agreed to waive fees and pay expenses from the commencement of the Fund's operations through ____________ in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) from exceeding 0.75% of average daily net assets.

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 3.

How we manage the Fund

Our investment strategies


We evaluate individual companies and analyze economic and market conditions, seeking to identify the securities that we think are the best investments for the Fund. Following is a description of how the portfolio manager pursues the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

For the Diversified Growth Fund, we strive to identify stocks of large-sized companies that appear to have greater growth potential than the average of the companies in the S&P 500. We typically evaluate a company in relation to the overall stock market as represented by the S&P 500. We look for one or more of the following characteristics:

|X| A lower dividend yield
|X| A stronger balance sheet
|X| A lower debt ratio
|X| Higher expected earnings growth
|X| A favorable trend in earnings estimates.

In striving to identify such companies, we combine two distinct investment strategies. We first conduct a quantitative analysis that uses a computer program to rank a broad universe of companies based on a number of pre-determined factors such as those mentioned above. Some of these characteristics, such as a lower dividend yield, are considered "value" characteristics. These characteristics suggest that the company is undervalued in price and could experience price appreciation if that value is recognized. Others, such as higher expected earnings growth, are considered growth characteristics and suggest that the company could experience capital appreciation because it may grow faster than the overall market. In our evaluation, we assess each company on both growth and value factors, but we generally place more weight on the growth factors.

With our quantitative computer analysis, we create a ranking of all companies in our universe that tells us which ones are most likely to experience favorable trends in earnings estimates, based on the criteria we have set.

We then move on to the second phase of our analysis--qualitative assessment. We conduct hands on research to evaluate other aspects of a company including the quality of management, the outlook for its industry, new product lines and competitive pressures. In making the final selection of companies for the Diversified Growth Fund we rely on the findings of both our quantitative and qualitative analysis; however, we weight the portfolio more towards securities that are highly ranked by our quantitative model.

Diversified Growth Fund's investment objective -- to seek capital appreciation -- is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

------------------------------------------------------------- ----------------------------------------------------------------------
The securities we typically invest in                                           How we use them

------------------------------------------------------------- ----------------------------------------------------------------------
Common stocks: Securities that represent shares               Generally, we invest 85% to 100% of net assets in common
of ownership in a corporation. Stockholders                   stock. We will generally invest in companies of at least $3
participate in the corporation's profits and losses,          billion  in market capitalization, but may also invest in smaller
proportionate to the number of shares they own.               companies.

------------------------------------------------------------- ----------------------------------------------------------------------
Foreign Stocks and Depositary Receipts: Foreign               We may invest up to 20% of the Fund's net assets in foreign
stocks are those issued by a company that is                  companies directly or indirectly through American, Global or
located in a foreign country, has the majority of its         European Depositary Receipts. We would typically hold
assets in a foreign company or generates the                  Depositary Receipts when we believe they offer greater
majority of its operating income in a foreign country.        appreciation potential than U.S. securities. Investing directly in
Depositary receipts are issued by a U.S. or foreign           international securities is not typically a significant component
bank and represent the bank's holdings of a stated            of our strategy.
number of shares of a foreign corporation. A
Depositary Receipt entitles the holder to all
dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and
sold the same as U.S. securities.
------------------------------------------------------------- ----------------------------------------------------------------------
Repurchase agreements: An agreement between                   Typically, we use repurchase agreements as a short-term
a buyer, such as the Fund, and a seller of securities         investment for the Fund's cash position. In order to enter into
in which the seller agrees to buy the securities back         these repurchase agreements, the Fund must have collateral of
within a specified time at the same price the buyer           at least 102% of the repurchase price.
paid for them, plus an amount equal to an agreed
upon interest rate. Repurchase agreements are
often viewed as equivalent to cash.
------------------------------------------------------------- ----------------------------------------------------------------------
Restricted securities: Privately placed securities            We may invest in privately placed securities that are eligible for
whose resale is restricted under securities law.              resale only among certain institutional buyers without
                                                              registration, including Rule 144A Securities.
------------------------------------------------------------- ----------------------------------------------------------------------
Options and Futures: Options represent a right to             If we have stocks that have unrealized gains because of past
buy or sell a security or a group of securities at an         appreciation, we may want to protect those gains when we
agreed upon price at a future date. The purchaser of          anticipate adverse conditions. We might use options or futures
an option may or may not choose to go through with            to neutralize the effect of any price declines, without selling the
the transaction.                                              security. We may also use options and futures to quickly invest excess cash so that the portfolio is generally fully invested.
Futures contracts are agreements for the purchase
or sale of a security or a group of securities at a
specified price, on a specified date. Unlike an               Use of these strategies can increase the operating costs of the
option, a futures contract must be executed unless it         Fund  and can lead to loss of principal.
is sold before the settlement date.


Options and futures are generally considered to be derivative securities.

------------------------------------------------------------- ----------------------------------------------------------------------
Illiquid securities: Securities that do not have a            We may invest up to 15% of net assets in illiquid securities.
ready market, and cannot be easily sold within
seven days at approximately the price that the Fund
has valued them.
------------------------------------------------------------- ----------------------------------------------------------------------

The Fund may also invest in other securities, including preferred stock, real estate investment trusts, warrants and either equity or debt securities that are convertible into stocks. Please see the Statement of Additional Information for additional descriptions and risk information on these securities as well as those listed in the table above. You can find additional information about the investments in the Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities
The Fund may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
In response to unfavorable market conditions, the Fund may make temporary investments in bonds, cash or cash equivalents. These investments may not be consistent with the Fund's investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for the Fund.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------- --------------------------------------------------------------------
                     Risks                                           How we strive to manage them
------------------------------------------------- --------------------------------------------------------------------
Market risk is the risk that all or a             We maintain a long-term investment approach and focus on
majority of the securities in a certain           stocks we believe can appreciate over an extended time
market -- like the stock or bond market --        frame regardless of interim market fluctuations. We do not try
will decline in value because of factors          to predict overall stock market movements and though we
such as economic conditions, future               may hold securities for any amount of time, we typically do
expectations or investor confidence.              not trade for short-term purposes.

                                                  We may hold a substantial part of the Fund's assets in cash or securities that are considered equivalent to cash as a
                                                  temporary, defensive strategy.

------------------------------------------------- --------------------------------------------------------------------
Industry and security risk is the risk            We limit the amount of the Fund's assets invested in any one
that the value of securities in a particular      industry and in any individual security. We also follow a
industry or the value of an individual            rigorous selection process before choosing securities and
stock or bond will decline because of             continuously monitor them while they remain in the portfolio.
changing expectations for the
performance of that industry or for the
individual company issuing the stock.
------------------------------------------------- --------------------------------------------------------------------
Futures and options risk is the                   We will generally use options and futures for defensive
possibility that the Fund may experience          purposes, such as to protect gains in the portfolio without
a loss if it employs an options or futures        actually selling a security.  We will not use futures and options
strategy related to a security or a market        for speculative reasons. We may also use options and futures
index and that security or index moves in         to quickly invest excess cash so that the portfolio is generally
the opposite direction from what the              fully invested.
manager anticipated. Futures and
options also involve additional expenses,
which could reduce any benefit or
increase any loss that Fund gains from
using the strategy.
------------------------------------------------- --------------------------------------------------------------------
Foreign risk is the risk that foreign             Investing in foreign securities is not a significant part of our
securities may be adversely affected by           strategy. We may not invest more than 20% of net assets in direct
political instability, changes in currency        and indirect holdings of foreign securities.
exchange rates, foreign economic
conditions or inadequate regulatory and
accounting standards.
------------------------------------------------- --------------------------------------------------------------------
Liquidity risk is the possibility that            We limit exposure to illiquid securities.
securities cannot be readily sold within
seven days at approximately the price
that the Fund has valued them.
------------------------------------------------- --------------------------------------------------------------------

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid 0.00% as a percentage of average daily net assets for the last fiscal year, after giving effect to voluntary waivers by the manager.

Portfolio managers

Paul Dokas, Vice President/Portfolio Manager, is primarily responsible for making investment decisions for the Fund. He is responsible for producing quantitative research used to develop new global investment services, refine existing services, and make asset-allocation decisions. He joined Delaware Investments in 1997. He previously was director of trust investment management at Bell Atlantic Corporation. He earned a bachelors degree at Loyola College in Baltimore and an MBA degree at the University of Maryland. He is a chartered financial analyst. In making investment decisions for the Fund, Mr. Dokas is assisted by Robert E. Ginsberg.

Robert E. Ginsberg, Assistant Vice President/Quantitative Analyst, graduated magna cum laude from the Wharton School of Business at the University of Pennsylvania with a degree in Economics with a concentration in Finance. Prior to joining Delaware Investments in September of 1997, he was a Consultant at Andersen Consulting working primarily with financial services companies. At Delaware Investments, Mr. Ginsberg handles diverse analytical responsibilities involving large capitalization stocks. He is a CFA Level I candidate.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.


                                                     Board of Trustees

Investment manager                                      The Fund                    Custodian
Delaware Management Company                                                         The Chase Manhattan Bank
One Commerce Square                                                                 4 Chase Metrotech Center
Philadelphia, PA 19103                                                              Brooklyn, NY 11245


Portfolio managers                  Distributor                                 Service agent
(see page __ for details)           Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                    1818 Market Street                          1818 Market Street
                                    Philadelphia, PA 19103                      Philadelphia, PA 19103


                                  Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

How to buy shares


By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.





By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800-510-4015 so we can assign you an account number.




By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800-510-4015.




Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on a Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine each Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in each Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at fair market value using a method approved by the board of trustees.

How to redeem shares



By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. You can also fax your written request to 215-255-8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.




By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.




By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.




Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimums
If you redeem shares and your account balance falls below $250, a Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.


Dividends, distributions and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, each Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of a Fund. The Year 2000 problem may adversely affect the issuers of securities in which the Funds invest. The portfolio manager and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

Financial highlights
The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------------------- ----------------------------------------

Delaware Diversified Growth Fund                                                          Institutional Class

------------------------------------------------------------------------------- ----------------------------------------
                                                                                                                Period
                                                                                  Year Ended   Year Ended     12/2/96(1)
                                                                                        9/30         9/30      through
                                                                                        1999         1998      9/30/97
------------------------------------------------------------------------------- ------------- ------------ -------------

------------------------------------------------------------------------------- ------------- ------------ -------------
Net asset value, beginning of period                                                              $10.160        $8.500
------------------------------------------------------------------------------- ------------- ------------ -------------

------------------------------------------------------------------------------- ------------- ------------ -------------
Income from investment operations:
------------------------------------------------------------------------------- ------------- ------------ -------------
Net investment income                                                                              0.082(2)       0.067
------------------------------------------------------------------------------- ------------- ------------ -------------
Net realized and unrealized gain (loss) on investments                                            (0.755)         1.601
                                                                                                  -------         -----
------------------------------------------------------------------------------- ------------- ------------ -------------
Total from investment operations                                                                  (0.673)         1.668
                                                                                                  -------         -----
------------------------------------------------------------------------------- ------------- ------------ -------------

------------------------------------------------------------------------------- ------------- ------------ -------------
Less dividends and distributions:
------------------------------------------------------------------------------- ------------- ------------ -------------
Dividends from net investment income                                                              (0.076)       (0.008)
------------------------------------------------------------------------------- ------------- ------------ -------------
Distributions from net realized gain on investments                                               (0.421)           ---
                                                                                                  -------       -------
------------------------------------------------------------------------------- ------------- ------------ -------------
Total dividends and distributions                                                                 (0.497)       (0.008)
                                                                                                  -------       -------
------------------------------------------------------------------------------- ------------- ------------ -------------

------------------------------------------------------------------------------- ------------- ------------ -------------
Net asset value, end of period                                                                     $8.990       $10.160
                                                                                                   ======       =======
------------------------------------------------------------------------------- ------------- ------------ -------------

------------------------------------------------------------------------------- ------------- ------------ -------------
Total return(3)                                                                                    (6.91%)        19.64%
------------------------------------------------------------------------------- ------------- ------------ -------------

------------------------------------------------------------------------------- ------------- ------------ -------------
Ratios and supplemental data:
------------------------------------------------------------------------------- ------------- ------------ -------------
Net assets, end of period (000 omitted)                                                            $2,227        $2,393
------------------------------------------------------------------------------- ------------- ------------ -------------
Ratio of expenses to average net assets                                                             0.75%         0.75%
------------------------------------------------------------------------------- ------------- ------------ -------------
Ratio of expenses to average net assets                                                             1.98%         1.40%
         prior to expense limitation
------------------------------------------------------------------------------- ------------- ------------ -------------
Ratio of net investment income to average net assets                                                0.83%         0.91%
------------------------------------------------------------------------------- ------------- ------------ -------------
Ratio of net investment income (loss) to average net assets prior to expense                      (0.40%)         0.27%
limitation
------------------------------------------------------------------------------- ------------- ------------ -------------
Portfolio turnover                                                                                   163%           84%
------------------------------------------------------------------------------- ------------- ------------ -------------


(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.

(2)  Computed based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

Glossary

How to use this glossary

The glossary includes definitions of investment terms used throughout the prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See bonds.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Duff & Phelps, Inc.
(Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate financial advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Technology and Innovation Fund
Delaware American Services Fund
Delaware Research Fund
Delaware Large Cap Growth Fund

Additional information about each Fund's investments will be available in the Fund's annual and semi-annual report to shareholders. In a Fund's shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about a Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about a Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Services Representative

800.510.4015

Delaphone Service

800.362.FUND (800.362.3863)

For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

Investment Company Act file number: 811-4413


                                    DELAWARE
                                   INVESTMENTS
                              Philadelphia * London


P-002 [--] PP 12/99

                       STATEMENT OF ADDITIONAL INFORMATION
                                 DECEMBER , 1999

                         DELAWARE GROUP EQUITY FUNDS IV
                               DELWARE DELCAP FUND
                        DELAWARE DIVERSIFIED GROWTH FUND
                      (formerly Capital Appreciation Fund)

                               1818 Market Street
                             Philadelphia, PA 19103

       For more information about the Institutional Classes: 800-510-4015

       For Prospectus, Performance and Information on Existing Accounts of Class A Shares, Class B Shares and Class C Shares: Nationwide 800-523-1918

         Dealer Services: (BROKER/DEALERS ONLY) Nationwide 800-362-7500

         Delaware Group Equity Funds IV ("Equity Funds IV") is a professionally-managed mutual fund of the series type which currently offers two series of shares: Delaware DelCap Fund series ("DelCap Fund") and Delaware Diversified Growth Fund ("Diversified Growth Fund"). Each Fund is referred to individually as the "Fund" and collectively as the "Funds."

         Each Fund offers Class A Shares, Class B Shares and Class C Shares (together referred to as the "Fund Classes"). Each Fund also offers an Institutional Class (the "Institutional Class"). All references to "shares" in this Part B refer to all Classes of shares of Equity Funds IV, except where noted.

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectuses for the Fund Classes dated December , 1999 and the current Prospectuses for the Institutional Classes dated December , 1999, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. Prospectuses relating to the Fund Classes and Prospectuses relating to the Institutional Classes may be obtained by writing or calling your investment dealer or by contacting the Funds' national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. Each Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Reports into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800-523-1918.

-------------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS

-------------------------------------------------------------------------------------------------------------
                                                      Page                                             Page
-------------------------------------------------------------------------------------------------------------
Cover Page                                                  Distributions and Taxes
-------------------------------------------------------------------------------------------------------------
Investment Policies                                         Investment Management Agreement
-------------------------------------------------------------------------------------------------------------
Performance Information                                     Officers and Trustees
-------------------------------------------------------------------------------------------------------------
Trading Practices and Brokerage                             General Information
-------------------------------------------------------------------------------------------------------------
Purchasing Shares                                           Financial Statements
-------------------------------------------------------------------------------------------------------------
Investment Plans                                            Appendix A
-------------------------------------------------------------------------------------------------------------
Determining Offering Price and Net Asset Value              Appendix B
-------------------------------------------------------------------------------------------------------------
Redemption and Exchange

INVESTMENT POLICIES

Investment Restrictions

Fundamental Restrictions - Each Fund has adopted the following restrictions which cannot be changed without approval by the holders of a "majority" of a Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

         1. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940 ("1940 Act"), any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-fundamental Restrictions - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

The following are additional non-fundamental investment restrictions:

DelCap Fund shall not:

         1. Invest more than 5% of the market or other fair value of its assets in the securities of any one issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities).

         2. Invest in securities of other investment companies except as part of a merger, consolidation or other acquisition.

         3. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements), in accordance with DelCap Fund's investment objective and policies, are considered loans and except that DelCap Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         4. Purchase or sell real estate, but this shall not prevent DelCap Fund from investing in securities secured by real estate or interests therein.

         5. Purchase more than 10% of the outstanding voting and nonvoting securities of any issuer, or invest in companies for the purpose of exercising control or management.

         6. Engage in the underwriting of securities of other issuers, except that in connection with the disposition of a security, DelCap Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933.

         7. Make any investment which would cause more than 25% of the market or other fair value of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         8. Write or purchase puts, calls or combinations thereof, except that DelCap Fund may write covered call options with respect to any or all parts of its portfolio securities and purchase put options if DelCap Fund owns the security covered by the put option at the time of purchase, and that premiums paid on all put options outstanding do not exceed 2% of its total assets. DelCap Fund may sell put options previously purchased and enter into closing transactions with respect to covered call and put options. In addition, DelCap Fund may write call options and purchase put options on stock indices and enter into closing transactions with respect to such options.

         9. Purchase securities on margin, make short sales of securities or maintain a net short position.

         10. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

         11. Invest in warrants valued at lower of cost or market exceeding 5% of DelCap Fund's net assets. Included in that amount, but not to exceed 2% of DelCap Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

         12. Purchase or retain the securities of any issuer which has an officer, trustee or security holder who is a trustee or officer of Equity Funds IV or of its investment manager if or so long as the trustees and officers of Equity Funds IV and of its investment manager together own beneficially more than 5% of any class of securities of such issuer.

         13. Invest in interests in oil, gas or other mineral exploration or development programs.

         14. Invest more than 10% of DelCap Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

         15. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. DelCap Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of DelCap Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, DelCap Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. DelCap Fund will not pledge more than 10% of its net assets. DelCap Fund will not issue senior securities as defined in the Investment Company Act of 1940 (the "1940 Act"), except for notes to banks. Investment securities will not normally be purchased while DelCap Fund has an outstanding borrowing.

         Although not a fundamental investment restriction, DelCap Fund currently does not invest its assets in real estate limited partnerships.

Diversified Growth Fund shall not:

         1. With respect to 75% of its assets, invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities, and cash and cash items).

         2. Make loans, except to the extent that purchases of debt obligations or other securities (including repurchase agreements), in accordance with Diversified Growth Fund's investment objective and policies, are considered loans and except that Diversified Growth Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         3. Purchase or sell real estate, but this shall not prevent Diversified Growth Fund from investing in securities by companies that deal in real estate or securities secured by real estate or interests therein (including securities issued by real estate investment trusts).

         4. Engage in the underwriting of securities of other issuers, except that Diversified Growth Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, Diversified Growth Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933.

         5. Make any investment which would cause more than 25% of the market value of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         6. Purchase securities on margin or make short sales of securities except that Diversified Growth Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities may engage in futures and related options transactions and may satisfy margin requirements relating thereto.

         7. Purchase more than 10% of the outstanding voting securities of any one company.

         8. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. Diversified Growth Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of Diversified Growth Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, Diversified Growth Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. Diversified Growth Fund will not issue senior securities as defined in the Investment Company Act of 1940, except for notes to banks. Investment securities will not normally be purchased while Diversified Growth Fund has an outstanding borrowing.

         9. Buy or sell commodities or commodity contracts, except that Diversified Growth Fund may engage into futures and related option transactions.

         10. Invest in companies for the purpose of exercising control or management.

         11. Invest in interests in oil, gas or other mineral exploration or development programs.

         12. Invest in securities of other investment companies, except that Diversified Growth Fund may invest in securities of open-end, closed-end and unregulated investment companies in compliance with the limitations contained in the Investment Company Act of 1940 at the time of the investment.

         13. Purchase or retain securities of a company which has an officer or trustee who is an officer or trustee of Equity Funds IV, or an officer, trustee or partner of the Manager if, to the knowledge of Diversified Growth Fund, one or more such persons owns beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

         14. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of the predecessor company or companies. This restriction shall not apply to Diversified Growth Fund's investment in the securities of real estate investment trusts.

         15. Invest in warrants valued at lower of cost or market exceeding 5% of Diversified Growth Fund's net assets. Included in that amount, but not to exceed 2% of Diversified Growth Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

         16. Write or purchase puts, calls or combinations thereof, except that Diversified Growth Fund may write covered call options with respect to any or all parts of its portfolio securities if it owns the security covered by the call option and may purchase put options provided premiums paid on all put options outstanding do not exceed 2% of its total assets. Diversified Growth Fund may sell put options previously purchased and enter into closing transactions with respect to covered call and put options. In addition, Diversified Growth Fund may write call options and purchase put options on stock indices and enter into closing transactions with respect to such options.

         17. Invest more than 15% of Diversified Growth Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

         Although not a fundamental investment restriction, Diversified Growth Fund currently does not invest its assets in real estate limited partnerships.

         In addition, from time to time, the Funds may also engage in the following investment techniques:

Repurchase Agreements

         While each of the Funds is permitted to do so, neither normally invests in repurchase agreements, except to invest cash balances.

         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Investments funds jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss, if any, to the Fund that has entered into the agreement would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which Delaware Management Company (the "Manager") under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements which is monitored on a daily basis.

Options
         The Funds may write call options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Funds may invest in options that are either Exchange-listed or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge their securities. DelCap Fund will not invest more than 10% of its assets in illiquid securities, and Diversified Growth Fund will not invest more than 15% of its assets in illiquid securities.

         A. Covered Call Writing--Each Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain a Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case a Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that it receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to both options on actual portfolio securities owned by a Fund and options on stock indices, the Fund may enter into closing purchase transactions. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         A Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         B. Purchasing Put Options--Each Fund may invest up to 2% of its total assets in the purchase of put options. The DelCap Fund will, at all times during which it holds a put option, own the security covered by such option.

         Each Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Options on Stock Indices
         A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

        Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

         A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

Foreign Securities
         Each Fund may invest in securities of foreign companies. However, DelCap Fund and Diversified Growth Fund, will not invest more than, respectively, 25% and 20% of the value of their respective total assets, at the time of purchase, in foreign securities (other than securities of Canadian issuers registered under the Securities Exchange Act of 1934 or, as described below, in certain Depositary Receipts, on which there are no such limits).

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by the Funds. Payment of such interest equalization tax, if imposed, would reduce a Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to a Fund by United States corporations.

         Investors should recognize that investing in foreign corporations involves certain considerations, including those set forth below, which are not typically associated with investing in United States corporations. Foreign corporations are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to United States corporations. There may also be less supervision and regulation of foreign stock exchanges, brokers and listed corporations than exist in the United States. A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange as between the currencies of different nations and exchange control regulations. Furthermore, there may be the possibility of expropriation of confiscatory taxation, political, economic or social instability or diplomatic developments which could affect assets of a Fund held in foreign countries.

Depositary Receipts
         Each Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depositary Receipts ("ADRs"), and Diversified Growth Fund may, in addition to ADRs, also purchase European and Global Depositary Receipts ("Depositary Receipts"). ADRs are receipts typically issued by a U.S. bank or trust company, while Depositary Receipts are issued by a foreign bank or trust company. ADRs and Depositary Receipts evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs and Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs and Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs and Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR or Depositary Receipt.

Portfolio Loan Transactions
         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of the Manager that the staff of the Securities and Exchange Commission permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. Government securities, or irrevocable letters of credit payable by banks acceptable to a Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the trustees of Equity Funds IV know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

         The major risk to which a Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Funds will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Restricted and Illiquid Securities
         Each Fund may invest in restricted securities, including privately placed securities, some of which may be eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as a Fund. DelCap Fund may invest no more than 10% of the value of its net assets in illiquid securities and Diversified Growth Fund may invest no more than 15% of the value of its net assets in illiquid securities.

         While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed a Fund's limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Small to Medium-Sized Companies
         DelCap Fund invests its assets in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are typically subject to a greater degree of change in their earnings and prospects. The companies' securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

Non-Traditional Equity Securities
         Diversified Growth Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         Diversified Growth Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Investment Company Securities
         Any investments that Diversified Growth Fund makes in either closed-end or open-end investment companies are limited by the 1940 Act, and involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Fund may not: (1) own more than 3% of the voting stock of another investment company;
(2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

When-Issued and Delayed Delivery Securities
         Diversified Growth Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, securities are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will maintain with its custodian bank a separate account with a segregated portfolio of liquid securities in an amount at least equal to these commitments. The payment obligation that will be received are each fixed at the time the Fund enters into the commitment. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price.

REITs
         Diversified Growth Fund may purchase shares of real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as Equity Funds IV, Inc., REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and/or to maintain exemptions from the 1940 Act.

Foreign Currency Transactions
         Although Diversified Growth Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         The Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         As the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

         The Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by the Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash, U.S. Government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

         As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.


Futures Contracts
         Diversified Growth Fund may enter into futures contracts on stocks, stock indices and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market the Fund's positions in cash, short-term debt securities and other money market instruments, at times when the Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund.

         A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

         The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contracts more or less valuable, a process known as "marking to the market."

         Purchases or sales of stock index futures contracts are used for hedging purposes to attempt to protect the Fund's current or intended investments from broad fluctuations in stock prices. For example, the Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

         The Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. The Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

         Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When the Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         The Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by the Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures. See Part B for a further discussion of this investment technique.

ACCOUNTING AND TAX ISSUES

         When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the section of the Fund's assets and liabilities as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund reports a realized gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the section of the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund sells the put option, it realizes a short-term or long-term capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. However, since the purchase of a put option is treated as a short sale for federal income tax purposes, the holding period of the underlying security will be affected by such a purchase.

         Options on Certain Stock Indices--Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by the Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

         Other Tax Requirements--Each Fund has qualified, and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.

         In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

         (i) The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. Government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;

         (ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

         (iii) The Fund must distribute to its shareholders at least 90% of its net investment income and net tax-exempt income for each of its fiscal years.

         The Code requires the Funds to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to a Fund) to you by December 31 of each year in order to avoid federal excise taxes. The Funds intend as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Investment in Foreign Currencies and Foreign Securities--The Funds are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Fund:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Fund.

         If a Fund's Section 988 losses exceed a Fund's other net investment company taxable income during a taxable year, a Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions of federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

         The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require a Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under a Fund's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, a Fund will be required to record a fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of a Fund's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

         The Funds may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of a Fund at the end of its fiscal year are invested in securities of foreign corporations, a Fund may elect to pass-through to you your pro rata share of foreign taxes paid by a Fund. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by a Fund); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by a Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by a Fund). If a Fund elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If a Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by a Fund. In this case, these taxes will be taken as a deduction by a Fund, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a Fund. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from a Fund to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by a Fund. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. You should note that this simplified procedure will not be available until calendar year 1998.

         Investment in Passive Foreign Investment Company securities--The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by a Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by a Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules would generally be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Fund, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Fund's income available for distribution to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

PERFORMANCE INFORMATION

         From time to time, each Fund may state each of its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life-of-fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                            n
                                    P(1 + T) = ERV

     Where:        P =  a hypothetical initial purchase order of $1,000 from
                        which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                   T =  average annual total return;

                   n =  number of years;

                 ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         In presenting performance information for Class A Shares, the Limited CDSC applicable to only certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectuses for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares, and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         The performance of the Classes, as shown below, is the average annual total return quotations through September 30, 1999. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. Pursuant to applicable regulation, total return shown for the DelCap Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of DelCap Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made. The average annual total return for Class B and C Shares including CDSC reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at September 30, 1999. The average annual total return for Class B and C Shares excluding CDSC assumes the shares were not redeemed at September 30, 1999 and therefore does not reflect the deduction of a CDSC. Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance. Performance is not shown for the Class B and C Shares of Diversified Growth Fund because these shares have not commenced operations as of the date of this Part B.

                                             Average Annual Total Return
                                                       DelCap Fund
----------------------------------------------------------------------------------------------------------------

                                                                Class B      Class B      Class C      Class C
                      Class A      Class A                      Shares       Shares       Shares       Shares
                       Shares       Shares    Institutional   (including   (excluding   (including   (excluding
                   (at offer)(2)   (at NAV)    Class Shares    CDSC)(3)       CDSC)        CDSC)        CDSC)
----------------------------------------------------------------------------------------------------------------
1 year ended
9/30/99
----------------------------------------------------------------------------------------------------------------
3 years ended
9/30/99
----------------------------------------------------------------------------------------------------------------
5 years ended
9/30/99
----------------------------------------------------------------------------------------------------------------
10 years ended
9/30/99
----------------------------------------------------------------------------------------------------------------
Life of Fund (1)
----------------------------------------------------------------------------------------------------------------

(1) Class A Shares commenced operations on March 27, 1986. Institutional Class Shares commenced operations on November 9, 1992. Class B Shares commenced operation on September 6, 1994. Class C Shares commenced operations on November 29, 1995.
(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.

                                   Average Annual Total Return
                                    Diversified Growth Fund(1)
-----------------------------------------------------------------------------------------

                              Class A Shares      Class A Shares     Institutional Class
                             (at offer)(2)(3)      (at NAV)(3)              Shares
-----------------------------------------------------------------------------------------
1 year ended 9/30/98
-----------------------------------------------------------------------------------------
Life of Fund (4)
-----------------------------------------------------------------------------------------

(1) Returns reflect the voluntary waiver of fees and payments of expenses by the Manager. See Investment Management Agreements. In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.
(2) Prior to November 30, 1998, the maximum front-end sales charge was 4.75%. Effective November 30, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) Returns reflect the voluntary waiver of 12b-1 fees by the Distributor. See Distribution and Service under Investment Management Agreements. In the absence of such voluntary waiver, performance would have been affected negatively.
(4) Class A Shares and Institutional Class Shares commenced operations on December 2, 1996.

         From time to time, each Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or to the S&P 500 Index or the Dow Jones Industrial Average.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The Russell 2000 Index TR is a total return weighted index which is comprised of 2,000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index and is calculated on a monthly basis. The NASDAQ Composite Index is a market capitalization price only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as National Market System traded foreign common stocks and American Depository Receipts. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

         In addition, the performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman Brothers may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which a Fund may invest and the assumptions that were used in calculating the blended performance will be described.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. A Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of a Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         Each Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. Each Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of a Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         Each Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, a Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. Each Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.

         The following tables are an example, for purposes of illustration only, of cumulative total return performance for the Classes through September 30, 1999. The performance figures reflect maximum sales charges or contingent deferred sales charges, if any. Performance of Class A Shares may also be shown without reflecting the impact of any front-end sales charge. Performance of Class B Shares and Class C Shares will be calculated both with the applicable CDSC included and excluded. In addition, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the period, but not any income taxes payable by shareholders on the reinvested distributions.

         The net asset value of a Class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and a Class' results should not be considered a guarantee of future performance.

                                                Cumulative Total Return
                                                       DelCap Fund
--------------------------------------------------------------------------------------------------------------------

                                                                   Class B      Class B      Class C       Class C
                      Class A        Class A                       Shares       Shares        Shares       Shares
                       Shares         Shares      Institutional  (including   (excluding    (including   (excluding
                   (at offer)(2)    (at offer)    Class Shares    CDSC)(3)       CDSC)        CDSC)         CDSC)

--------------------------------------------------------------------------------------------------------------------
3 months ended
9/30/99
--------------------------------------------------------------------------------------------------------------------
6 months ended
9/30/99
--------------------------------------------------------------------------------------------------------------------
9 months ended
9/30/99
--------------------------------------------------------------------------------------------------------------------
1 year ended
9/30/99
--------------------------------------------------------------------------------------------------------------------
3 years ended
9/30/99
--------------------------------------------------------------------------------------------------------------------
5 years ended
9/30/99
--------------------------------------------------------------------------------------------------------------------
10 years ended
9/30/99
--------------------------------------------------------------------------------------------------------------------
Life of Fund (1)
--------------------------------------------------------------------------------------------------------------------

(1) Class A Shares commenced operations on March 27, 1986. Institutional Class Shares commenced operations on November 9, 1992. Pursuant to applicable regulation, total return shown for the DelCap Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of DelCap Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made. Class B Shares commenced operation on September 6, 1994. Class C Shares commenced operations on November 29, 1995.
(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.

                                            Cumulative Total Return
                                            Diversified Growth Fund(1)
---------------------------------------------------------------------------------------

                              Class A Shares      Class A Shares     Institutional Class
                             (at offer)(2)(3)      (at NAV)(3)              Shares
---------------------------------------------------------------------------------------
3 months ended 9/30/99
---------------------------------------------------------------------------------------
6 months ended 9/30/99
---------------------------------------------------------------------------------------
9 months ended 9/30/99
---------------------------------------------------------------------------------------
1 year ended 9/30/99
---------------------------------------------------------------------------------------
Life of Fund (4)
---------------------------------------------------------------------------------------

(1) Returns reflect the voluntary waiver of fees and payments of expenses by the Manager. See Investment Management Agreements. In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.
(2) Prior to November 30, 1998, the maximum front-end sales charge was 4.75%. Effective November 30, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) Returns reflect the voluntary waiver of 12b-1 fees by the Distributor. See Distribution and Service under Investment Management Agreements. In the absence of such voluntary waiver, performance would have been affected negatively.
(4) Class A Shares and Institutional Class Shares commenced operations on December 2, 1996.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for each Fund and other mutual funds in Delaware Investments, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts a Fund's, and other Delaware Investments funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan, Automatic Investing Plan and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

------------------------------------------------------------------------
                                                        Number
                   Investment        Price Per        of Shares
                     Amount            Share          Purchased
------------------------------------------------------------------------
Month 1               $100             $10.00             10
------------------------------------------------------------------------
Month 2               $100             $12.50              8
------------------------------------------------------------------------
Month 3               $100              $5.00             20
------------------------------------------------------------------------
Month 4               $100             $10.00             10
------------------------------------------------------------------------
Total                 $400             $37.50             48
------------------------------------------------------------------------

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)


         This example is for illustration purposes only. It is not intended to represent the actual performance of the Funds or any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Funds may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

         Equity Funds IV selects brokers or dealers to execute transactions on behalf of each Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

         During the fiscal years ended September 30, 1997, 1998 and 1999, the aggregate dollar amounts of brokerage commissions paid by DelCap Fund were $2,224,779, $2,027,792 and $0,000,000, respectively. For the period December 2, 1996 (date of initial public offering) through September 30, 1997 and the fiscal years ended September 30, 1998 and 1999, the aggregate dollar amounts of brokerage commissions paid by Diversified Growth Fund were $4,599, $6,662 and $0,000, respectively.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During the fiscal year ended September 30, 1999, portfolio transactions of DelCap Fund in the amount of $00,000,000, resulting in brokerage commissions of $00,000, were directed to brokers for brokerage and research services provided. For the fiscal year ended September 30, 1999, portfolio transactions of Diversified Growth Fund in the amount of $0,000,000, resulting in brokerage commissions of $0,000, were directed to brokers for brokerage and research services provided.

         As provided in the Securities Exchange Act of 1934 and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, Equity Funds IV believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in Delaware Investments. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Equity Funds IV's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Conduct Rules of NASD Regulation, Inc. (the "NASD"), and subject to seeking best execution, a Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of such funds as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
         Portfolio trading will be undertaken principally to accomplish each Fund's objective in relation to anticipated movements in the general level of interest rates. A Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code and the Investment Company Act of 1940, when changes in circumstances or conditions make such a move desirable in light of the investment objective. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving the Fund's investment objective.

         The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by the Fund's shareholders. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year. In investing for capital appreciation, each Fund may hold securities for any period of time. Portfolio turnover will also be increased if a Fund writes a large number of call options which are subsequently exercised. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to a Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.

         Under certain market conditions, DelCap Fund may experience a high rate of portfolio turnover which could exceed 100%. Diversified Growth Fund is expected to have a portfolio turnover rate that is less than 100%. The portfolio turnover rate of each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less. During the past two fiscal years, DelCap Fund's portfolio turnover rates were 115% and 000% for 1998 and 1999, respectively. Diversified Growth Fund's portfolio turnover rates for the past two fiscal years were 163% and 000%, respectively.

PURCHASING SHARES

         The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for information on how to invest. Shares of a Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Equity Funds IV or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any Delaware Investments fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Institutional Class, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Equity Funds IV will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. Equity Funds IV reserves the right to reject any order for the purchase of its shares of a Fund if in the opinion of management such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         A Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, a Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

         The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Equity Funds IV and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. Class A Shares, absent any applicable fee waiver, are also subject to annual 12b-1 Plan expenses. See the table in the Fund Classes' Prospectuses.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed within two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which, absent any applicable fee waiver, are higher than those to which Class A Shares are subject and are assessed against the Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares, absent any applicable fee waiver, are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         The distributor has voluntarily elected to waive the payment of 12b-1 Plan expenses by Diversified Growth Fund from the commencement of the public offering through ________.


         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses.



         See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Equity Funds IV for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact your Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

         Alternative Purchase Arrangements
         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses.

         Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         For the distribution and related services provided to, and the expenses borne on behalf of, a Fund, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.

         Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

         Class A Shares
         Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features -

Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
         As described in the Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of that Fund. See Automatic Conversion of Class B Shares below. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a Fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of the Fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Fund Consultant Class) pro-rata with Class B Shares of the Fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Fund Classes
         Pursuant to Rule 12b-1 under the 1940 Act, Equity Funds IV has adopted a separate plan for each of the Class A Shares, the Class B Shares and the Class C Shares of each Fund (the "Plans"). Each Plan permits a Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class to which the Plan applies. The Plans do not apply to the Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Fund, pursuant to the Distribution Agreement, to pay out of the assets of the Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of the Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by a Fund under the Plans, and a Fund's Distribution Agreement, is on an annual basis, up to 0.30% of the Class A

Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets for the year. Equity Funds IV's Board of Trustees may reduce these amounts at any time. The Distributor has elected voluntarily to waive all payments under the 12b-1 Plan for the Class A Shares, Class B Shares and Class C Shares of the Diversified Growth Fund during the commencement of the public offering of the Fund through
______________.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, as amended, have been approved by the Board of Trustees of Equity Funds IV, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of Equity Funds IV and who have no direct or indirect financial interest in the Plans by vote cast in person or at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

          Each year, the Trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Fund Class at any time without penalty by a majority of those Trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those Trustees who are not "interested persons." With respect to the Class A Share Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of Class B. Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees including a majority of the noninterested Trustees of Equity Funds IV having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of Trustees who are not "interested persons" of Equity Funds IV must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

         For the fiscal year ended September 30, 1999, payments from the Class A Shares, Class B Shares and Class C Shares of DelCap Fund pursuant to their respective 12b-1 Plans amounted to $0,000,000, $000,000 and $00,000, respectively. Such amounts were used for the following purposes:

---------------------------------------------------------------------------------------------------------------------
                                      DelCap Fund A Class          DelCap Fund B  Class        DelCap Fund C Class
---------------------------------------------------------------------------------------------------------------------
Advertising


---------------------------------------------------------------------------------------------------------------------
Annual/Semi-Annual Reports


---------------------------------------------------------------------------------------------------------------------
Broker Trails


---------------------------------------------------------------------------------------------------------------------
Broker Sales Charges


---------------------------------------------------------------------------------------------------------------------
Dealer Service Expenses


---------------------------------------------------------------------------------------------------------------------
Interest on Broker Sales Charges


---------------------------------------------------------------------------------------------------------------------
Commissions to Wholesalers


---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Promotional-Broker Meetings


---------------------------------------------------------------------------------------------------------------------
Promotional-Other


---------------------------------------------------------------------------------------------------------------------
Prospectus Printing


---------------------------------------------------------------------------------------------------------------------
Telephone


---------------------------------------------------------------------------------------------------------------------
Wholesaler Expenses


---------------------------------------------------------------------------------------------------------------------
Other
---------------------------------------------------------------------------------------------------------------------

Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

Special Purchase Features - Class A Shares


Buying Class A Shares at Net Asset Value
         Class A Shares of a Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Purchases of Class A Shares may be made at net asset value by current and former officers, trustees and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member. Class A Shares may also be purchased at net asset value by current and former officers, trustees and employees (and members of their families) of the Dougherty Financial Group LLC.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed.

         Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, trustees and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as a Fund may reasonably require to establish eligibility for purchase at net asset value. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of a fund in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or
(ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented in writing to Retirement Financial Services, Inc. that it has the requisite number of employees and received written confirmation back from Retirement Financial Services, Inc. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

         Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Equity Funds IV must be notified in advance that the trade qualifies for purchase at net asset value.

Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Equity Funds IV which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of a Fund and of any class of any of the other mutual funds in Delaware Investments (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter. For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of a Fund and the corresponding classes of shares of other funds in the Delaware Investments family which offer such shares may be aggregated with Class A Shares of a Fund and the corresponding class of shares of the other funds in the Delaware Investments family.

         Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Investments funds (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of Delaware Investment Advisers, the Manager's affiliate, or any of the Manager's other affiliates in a stable value account may be combined with other Delaware Investments fund holdings.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Investments funds which offer such classes (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $10,000 and subsequently purchases $40,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares and Class B Shares of a Fund (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax adviser be consulted with respect to such transactions.

         Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as each Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

Group Investment Plans
         Group Investment Plans which are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to your Fund at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

         The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Institutional Class
         The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

         Shares of the Institutional Class are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.


INVESTMENT PLANS

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class of the DelCap Fund in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes of each Fund and the Fund Classes of the Diversified Growth Fund are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Class at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Family of Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of a Fund, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each Fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of a Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of each Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for their Fund to accept for investment in Class A Shares, Class B Shares or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                     * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse a Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Equity Funds IV for proper instructions.

MoneyLine(SM) On Demand
         You or your investment dealer may request purchases of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Class.

Asset Planner
         To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number.

         Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes
         An investment in either Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

         Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Class, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans.
Contributions may be invested only in Class A Shares and Class C Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures
         The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
         An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $30,000 ($50,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $50,000 and $60,000, and for single individuals with incomes between $30,000 and $40,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

         Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:


         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.


Roth IRAs
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $2,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.

Education IRAs

         For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

         This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

         Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.


         Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher education expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of a Fund.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.


         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.


Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes are available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus for the Fund Classes.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of a Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.


SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.


SIMPLE 401(k)
         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE


         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or certain other authorized persons. See Distribution and Service under Investments Management Agreement. Orders for purchases of Class B Shares, Class C Shares and the Institutional Classes are effected at the net asset value per share next calculated after receipt of the order by the Fund, its agent or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.


         The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in each Fund's financial statements which are incorporated by reference into this Part B.


         Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the portfolio, deducting any liabilities, and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are valued at the last sale price on that exchange. Options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollars values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Trustees.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that the Institutional Classes will not incur any of the expenses under Equity Funds IV's 12b-1 Plans and the Class A, Class B and Class C Shares alone will bear any 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of the DelCap Fund will vary. During the period the current waivers of 12b-1 Plan expenses by the Distributor in connection with the distribution of Class A, Class B and Class C Shares of Diversified Growth Fund remain applicable, no such variance shall arise.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of the fund and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See the Prospectus. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. A Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         In addition to redemption of Fund shares, the Distributor, acting as agent of a Fund, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by a Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.


         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.


         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by a Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, a Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to their Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the

SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Equity Funds IV has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to their Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year after purchase (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Funds, a Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

Written Redemption
         You can write to your Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, a Fund requires a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. A Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to your Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, a Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. First Union National Bank's fee (currently $7.50) will be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of a Fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine (SM) On Demand
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions. See MoneyLine (SM) On Demand under Investment Plans.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), each Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. Each Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of a Fund within two weeks of an earlier exchange request out of a Fund, or (ii) makes more than two exchanges out of a Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of a Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Equity Income Fund, (2) Delaware Growth and Income Fund, (3) Delaware Small Cap Value Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Trend Fund, (6) Delaware Cash Reserve Fund, (7) Delaware Delchester Fund and (8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.


         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.


         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a Fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waiver of Contingent Deferred Sales Charges, below.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

         The Systematic Withdrawal Plan is not available for the Institutional Classes or, currently, any of the Fund Classes of Diversified Growth Fund.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares
         Purchased at Net Asset Value For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

         Waivers of Contingent Deferred Sales Charges

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA;
(vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; (viii) distributions form an account if the redemption results from a death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; and (ix) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

                                      * * *

         In addition, the CDSC will be waived on Class A Shares, Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.



DISTRIBUTIONS AND TAXES

         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Funds will not be subject to federal income tax on net investment income and net realized capital gains which are distributed to shareholders.

         Each Fund intends to pay out all of its net investment income and net realized capital gains. Each Fund also intends to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of any excise tax. All dividends and any capital gains distributions will be automatically credited to the shareholder's account in additional shares of the same class of the Fund at net asset value unless, in the case of shareholders in the Fund Classes of DelCap Fund, the shareholder requests in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

         Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver, Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Persons not subject to tax will not be required to pay taxes on distributions.

         Dividends from investment income and short-term capital gains distributions are treated by shareholders as ordinary income for federal income tax purposes. Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates described below. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Each Fund is treated as a single tax entity and capital gains for each Fund will be calculated separately.

         Under the 1997 Act, as revised by the 1998 Act and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, a Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:


         Long-term capital gains": gains on securities sold after December 31, 1997 and held for more than 12 months as capital assets in the hands of the holder are taxed at the 20% rate when distributed to shareholders (15% for individual investors in the 15% tax bracket.

         "Short -term capital gains": Gains on securities sold by a Fund that do not meet the long-term holdings period are considered short term capital gains and are taxable as ordinary income.


         "Qualified 5-year gains": For individuals in the 15% bracket, qualified five-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified five-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than five years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified five-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five-year holding period.


         Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to you with respect to your Fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

         All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

         If you redeem some or all of yours shares in a Fund, and then reinvest the sales proceeds in such Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report gain or loss on the redemption of your original shares in a Fund. In doing so, all or a portion of the sales charge that you paid for your original shares in a Fund will be excluded from your tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.

         Because of each Fund's investment policy, only a small portion of a Fund's dividends may qualify for the dividends-received deduction for corporations. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. For the fiscal year ended September 30, 1999, 00.00% of DelCap Fund's dividends from net investment income qualified for the dividends-received deduction to corporations. [None] of Diversified Growth Fund's dividends from net investment income qualified for the dividends-received deduction to corporations.

         Shareholders will be notified annually by Equity Funds IV as to the federal income tax status of dividends and distributions paid by their Fund.


         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. Because shareholders' state and local taxes may be different than the federal taxes described above, shareholders should consult their own tax advisers.

         See also Other Tax Requirements under Accounting and Tax Issues in this Part B.



         INVESTMENT MANAGEMENT AGREEMENT

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of Equity Funds IV's Board of Trustees.

         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On September 30, 1999, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $00 billion in assets in various institutional or separately managed (approximately $00,000,000,000) and investment company (approximately $00,000,000,000) accounts.

         The Investment Management Agreement for the Funds is dated December , 1999 and was approved by the initial shareholder on the same date. The Agreement has an initial term of two years and may be renewed only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of Equity Funds IV who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of Equity Funds IV or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         The annual compensation paid by each Funds for investment management services is equal to the following fee rate which is based on the average daily net assets of a Fund.

         ---------------------------- ------------------------------------------
         DelCap Fund                  0.75% on first $500 million;
                                      0.70% on next $500 million;
                                      0.65% on next $1.5 billion;
                                      0.60% on assets in excess of $2.5 million

         ---------------------------- ------------------------------------------
         ---------------------------- ------------------------------------------
         Diversified Growth Fund      0.65% on the first $500 million;
                                      0.60% on the next $500 million;
                                      0.55% on the next $1.5 billion;
                                      0.50% on assets in excess of $2.5 billion.

         ---------------------------- ------------------------------------------



         On September 30, 1999, the total net assets of DelCap Fund were $000,000,000. Under the general supervision of the Board of Directors, the Manager makes all investment decisions which are implemented by DelCap Fund. The Manager pays the salaries of all directors, officers and employees who are affiliated with both the Manager and Equity Funds IV. The investment management fees paid by DelCap Fund for the fiscal years ended September 30, 1997, 1998 and 1999 were $7,226,204, $6,278,318 and $0,000,000, respectively.

         On September 30, 1999, the total net assets of Diversified Growth Fund were $0,000,000. Under the general supervision of the Board of Directors, the Manager makes all investment decisions which are implemented by the Fund. The Manager pays the salaries of all directors, officers and employees who are affiliated with both the Manager and Equity Funds IV. The investment management fee incurred by Diversified Growth Fund for the period December 2, 1996 (date of initial public offering) through September 30, 1997 was $12,953 and $1,811 was paid as a result of the voluntary waiver of fees by the Manager. For the fiscal year ended September 30, 1998, the investment management fee incurred by the Fund was $18,019 and no fees were paid as a result of the voluntary waiver of fees by the Manager. For the fiscal year ended September 30, 1999, the investment management fee incurred by the Fund was $00,000 and [no fees were paid] as a result of the voluntary waiver of fees by the Manager.

         The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Diversified Growth Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of each Class do not exceed 0.75% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) during the commencement of the public offering of the Fund through May 31, 1999. The Manager has extended this waiver through _________________.

         Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreement, the Funds are responsible for all of their own expenses. Among others, these include a Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.


Distribution and Service
                The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of each Fund's shares under separate Distribution Agreement dated December , 1999. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. The Distributor has elected voluntarily to waive payments under the 12b-1 Plan for the Class A Shares, the Class B Shares and the Class C Shares of Capital Appreciation Fund during the commencement of the public offering of the Fund through _________.

         Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Fund is responsible for all of its own expenses. Among others, these include the Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated December 1999. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.


OFFICERS AND TRUSTEES

         The business and affairs of Equity Funds IV are managed under the direction of its Board of Trustees.

         Certain officers and trustees of Equity Funds IV hold identical positions in each of the other funds in the Delaware Investments family. On November 30, 1999, Equity Funds IV's officers and trustees [owned less than 1% of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and the Institutional Class.]

         As of November 30, 1999, management believes the following accounts held 5% or more of the outstanding shares of a Class of the Fund. With the exception of DMC Profit Sharing Plans, the Fund has no knowledge of beneficial ownership.

----------------------------------- ------------------------------------------------------ ------------------- ---------------
Class                               Name and Address of Account                            Share Amount        Percentage
----------------------------------- ------------------------------------------------------ ------------------- ---------------
DelCap Fund A Class                 MLPF&S for the Sole Benefit of its Customers
                                    Attention:  Fund Administration
                                    4800 Deer Lake Drive East - 2nd Floor
                                    Jacksonville, FL  32246
----------------------------------- ------------------------------------------------------ ------------------- ---------------
DelCap Fund B Class                 MLPF&S for the Sole Benefit of its Customers
                                    Attention:  Fund Administration
                                    4800 Deer Lake Drive East - 2nd Floor
                                    Jacksonville, FL  32246
----------------------------------- ------------------------------------------------------ ------------------- ---------------
DelCap Fund C Class                 RS 401(k) Plan
                                    Price Waterhouse LLP
                                    Savings Plan
                                    c/o DelPac 16th Floor
                                    1818 Market St.
                                    Philadelphia, PA 19103-3638
----------------------------------- ------------------------------------------------------ ------------------- ---------------
DelCap Fund                         Boston Safe Agent for Mellon Bank
Institutional Class                 Trst. State of California Deferred Compensation Plan
                                    457 A/C CSPF0134002
                                    Attention:  Bob Stein, Mail Code 028-004N
                                    1 Cabot Road
                                    Medford, MA  02155
----------------------------------- ------------------------------------------------------ ------------------- ---------------
                                    Boston Safe Agent for Mellon Bank
                                    Trst. State of California Thrift Plan
                                    401K A/C CSPF0034002
                                    Attention:  Bob Stein, Mail Code 028-004N
                                    1 Cabot Road
                                    Medford, MA  02155
----------------------------------- ------------------------------------------------------ ------------------- ---------------

----------------------------------- ------------------------------------------------------ ------------------- ---------------
Class                               Name and Address of Account                            Share Amount        Percentage
----------------------------------- ------------------------------------------------------ ------------------- ---------------
Diversified Growth                  DMTC C/F the 403(b)(7) plan of
Fund A Class                        Jerauld D. Myers
                                    468 County Road, 3A
                                    Greene, NY 13778
----------------------------------- ------------------------------------------------------ ------------------- ---------------
                                    Bonnie Sue Rockhill and
                                    Roger William Rockhill
                                    220 Spout Spring Ave.
                                    Mount Holly, NJ 08060
----------------------------------- ------------------------------------------------------ ------------------- ---------------
                                    Douglas W. Degenhardt
                                    237 Marple Rd.
                                    Haverford, PA 19041
----------------------------------- ------------------------------------------------------ ------------------- ---------------
Diversified Growth Fund             Chicago Trust Co.
Institutional Class                 FBO Lincoln National Corp.
                                    Empl. Ret. Pln
                                    c/o Marshall & Ilsley Trust Co.
                                    P.O. Box 2977
                                    Milwaukee, WI 53201
----------------------------------- ------------------------------------------------------ ------------------- ---------------

          DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and trustees of Equity Funds IV hold identical positions in each of the other funds in the Delaware Investments family. Trustees and principal officers of the Equity Funds IV are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is One Commerce Square, Philadelphia, PA 19103.

------------------------------------------- -------------------------------------------------------------------------------
Trustee/Officer                             Business Experience
------------------------------------------- -------------------------------------------------------------------------------
*Wayne A. Stork (62)                        Chairman, Trustee/Director of Equity Funds IV and each of the other 32 investment companies in the Delaware Investments family.

                                            Chairman and Director of Delaware Management Holdings, Inc.

                                            Prior to January 1, 1999, Mr. Stork was Director of Delaware Capital
                                            Management, Inc.; Chairman, President and Chief Executive Officer and
                                            Director/Trustee of DMH Corp., Delaware Distributors, Inc. and Founders
                                            Holdings, Inc.; Chairman, President, Chief Executive Officer, Chief Investment
                                            Officer and Director/Trustee of Delaware Management Company, Inc. and Delaware
                                            Management Business Trust; Chairman, President, Chief Executive Officer and
                                            Chief Investment Officer of Delaware Management Company (a series of Delaware
                                            Management Business Trust); Chairman, Chief Executive Officer and Chief
                                            Investment Officer of Delaware Investment Advisers (a series of Delaware
                                            Management Business Trust); Chairman and Chief Executive Officer of Delaware
                                            International Advisers Ltd.; Chairman, Chief Executive Officer and Director of
                                            Delaware International Holdings Ltd.; Chief Executive Officer of Delaware
                                            Management Holdings, Inc.; President and Chief Executive Officer of Delvoy,
                                            Inc.; Chairman of Delaware Distributors, L.P.; Director of Delaware Service
                                            Company, Inc. and Retirement Financial Services, Inc.

                                            In addition, during the five years prior to January 1, 1999, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

---------------------------------------------------------------------------------------------------------------------------

----------------------
* Trustee affiliated with Equity Funds IV's investment manager and considered an "interested person" as defined in the 1940 Act.
--------------------------------------------------------------------------------

------------------------------------------- -------------------------------------------------------------------------------
*David K. Downes (59)                       President, Chief Executive Officer, Chief Operating Officer, Chief Financial
                                            Officer and Trustee/Director of Equity Funds IV and each of the other 32 investment companies in the Delaware Investments family.

                                            President and Director of Delaware Management Company, Inc.

                                            President of Delaware Management Company (a series of Delaware Management
                                            Business Trust)

                                            President, Chief Executive Officer and Director of Delaware Capital
                                            Management, Inc.

                                            Chairman, President, Chief Executive Officer and Director of Delaware
                                            Service Company, Inc.

                                            President, Chief Operating Officer, Chief Financial Officer and Director of
                                            Delaware International Holdings Ltd.

                                            Chairman and Director of Delaware Management Trust Company and Retirement
                                            Financial Services, Inc.

                                            Executive Vice President, Chief Operating Officer, Chief Financial Officer
                                            of Delaware Management Holdings, Inc., Founders CBO Corporation, Delaware
                                            Investment Advisers (a series of Delaware Management Business Trust) and
                                            Delaware Distributors, L.P.

                                            Executive Vice President, Chief Financial Officer, Chief Administrative
                                            Officer and Trustee of Delaware Management Business Trust

                                            Executive Vice President, Chief Operating Officer, Chief Financial Officer
                                            and Director of DMH Corp., Delaware Distributors, Inc., Founders Holdings,
                                            Inc. and Delvoy, Inc.

                                            Director of Delaware International Advisers Ltd.

                                            During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

---------------------------------------------------------------------------------------------------------------------------

----------------------
* Trustee affiliated with Equity Funds IV's investment manager and considered an "interested person" as defined in the 1940 Act.
--------------------------------------------------------------------------------

------------------------------------------- -------------------------------------------------------------------------------
Richard G. Unruh, Jr. (59)                  Executive Vice President and Chief Investment Officer, Equities of Equity
                                            Funds IV, each of the other 32 investment companies in the Delaware
                                            Investments family Delaware Management Holdings, Inc., Delaware
                                            Management Company (a series of Delaware Management Business Trust)
                                            and Delaware Capital Management, Inc.

                                            Chief Executive Officer/Chief Investment Officer/DIA Equity of Delaware
                                            Investment Advisers (a series of Delaware Management Business Trust)

                                            Executive Vice President and Director/Trustee of Delaware Management Company,
                                            Inc. and Delaware Management Business Trust

                                            Director of Delaware International Advisers Ltd.

                                            During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.
------------------------------------------- ------------------------------------------------------------------------------
H. Thomas McMeekin (46)                     Executive Vice President and Chief Investment Officer, Fixed Income of
                                            Equity Funds IV and each of the other 32 investment companies in the
                                            Delaware Investments family.

                                            Director of Delaware Management Holdings, Inc. and Founders CBO Corporation.

                                            Executive Vice President and Director of Founders Holdings, Inc.

                                            Executive Vice President of Delaware Management Business Trust, Delaware
                                            Management Company (a series of Delaware Management Business Trust) and
                                            Delaware Capital Management, Inc.

                                            Mr. McMeekin joined Delaware Investments in 1999.  During the past five years, he has also served in various executive capacities for Lincoln
                                            National Corporation.
------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------- -------------------------------------------------------------------------------
Richard J. Flannery (41)                    Executive Vice President/General Counsel of Equity Funds IV and each of the other 32 investment companies in the Delaware Investments family, Delaware
                                            Management Holdings, Inc., Delaware Distributors, L.P., Delaware Management
                                            Company (a series of Delaware Management Business Trust), Delaware Investment
                                            Advisers (a series of Delaware Management Business Trust) and Founders CBO
                                            Corporation.

                                            Executive Vice President/General Counsel and Director of Delaware International
                                            Holdings Ltd., Founders Holdings, Inc., Delvoy, Inc., DMH Corp., Delaware
                                            Management Company, Inc., Delaware Service Company, Inc., Delaware Capital
                                            Management, Inc., Retirement Financial Services, Inc., Delaware Distributors,
                                            Inc. and Delaware Management Business Trust.

                                            Executive Vice President and Trustee of Delaware Management Business Trust.

                                            Director of Delaware International Advisers Ltd.

                                            Director of HYPPCO Finance Company Ltd.

                                            During the past five years, Mr. Flannery has served in various executive capacities at different times within the Delaware organization.

------------------------------------------- -------------------------------------------------------------------------------
Walter P. Babich (71)                       Trustee/Director Equity Funds IV and each of the other 32 investment companies in the Delaware Investments family

                                            460 North Gulph Road, King of Prussia, PA 19406

                                            Board Chairman, Citadel Constructors, Inc.

                                            From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from
                                            1988 to 1991, he was a partner of I&L Investors.

------------------------------------------- -------------------------------------------------------------------------------
John H. Durham (62)                         Trustee/Director of Equity Funds IV and 18 other investment companies in the
                                            Delaware Investments family

                                            Private Investor.

                                            P.O. Box 819, Gwynedd Valley, PA 19437

                                            Mr. Durham served as Chairman of the Board of each fund in the Delaware
                                            Investments family from 1986 to 1991; President of each fund from 1977 to 1990;
                                            and Chief Executive Officer of each fund from 1984 to 1990. Prior to 1992, with respect to Delaware Management Holdings, Inc., Delaware Management Company,
                                            Delaware Distributors, Inc. and Delaware Service Company, Inc., Mr. Durham
                                            served as a director and in various executive capacities at different times. He was also a Partner of Complete Care Services from 1995 to 1999.

------------------------------------------- -------------------------------------------------------------------------------

------------------------------------------- -------------------------------------------------------------------------------
Anthony D. Knerr (60)                       Trustee/Director of Equity Funds IV and each of the 32 other investment companies in the Delaware Investments family.

                                            500 Fifth Avenue, New York, NY 10110

                                            Founder and Managing Director, Anthony Knerr & Associates

                                            From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
                                            Treasurer of Columbia University, New York.  From 1987 to 1989, he was also a lecturer in English at the University.  In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990.  Mr. Knerr founded The Publishing Group, Inc. in 1988.
------------------------------------------- -------------------------------------------------------------------------------
Ann R. Leven (58)                           Trustee/Director of Equity Funds IV and each of the other 32 other investment companies in the Delaware Investments family

                                            785 Park Avenue, New York, NY 10021

                                            Treasurer, National Gallery of Art

                                            From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the
                                            Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was
                                            Adjunct Professor of Columbia Business School.

------------------------------------------- -------------------------------------------------------------------------------
Thomas F. Madison (63)                      Trustee/Director of Equity Funds IV and each of the other 32 investment companies in the Delaware Investments family

                                            200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

                                            President and Chief Executive Officer, MLM Partners, Inc.

                                            Mr. Madison has also been Chairman of the Board of Communications Holdings,
                                            Inc. since 1996.  From February to September 1994, Mr. Madison served as Vice
                                            Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and
                                            from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

------------------------------------------- -------------------------------------------------------------------------------
Charles E. Peck (73)                        Trustee/Director of Equity Funds IV and each of the other 32 investment companies in the Delaware Investments family

                                            P.O. Box 1102, Columbia, MD 21044

                                            Secretary/Treasurer, Enterprise Homes, Inc.

                                            From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer
                                            of The Ryland Group, Inc., Columbia, MD.

------------------------------------------- -------------------------------------------------------------------------------
Janet L. Yeomans (50)                       Trustee/Director of Equity Funds IV and 32 other investment companies in the
                                            Delaware Investments family.

                                            Building 220-13W-37, St. Paul, MN 55144

                                            Vice President and Treasurer, 3M Corporation.

                                            From 1987-1994, Ms. Yeomans was Director of Benefit Funds and Financial Markets
                                            for the 3M Corporation; Manager of Benefit Fund Investments for the 3M
                                            Corporation, 1985-1987; Manager of Pension Funds for the 3M Corporation,
                                            1983-1985; Consultant--Investment Technology Group of Chase Econometrics,
                                            1982-1983; Consultant for Data Resources, 1980-1982; Programmer for the Federal
                                            Reserve Bank of Chicago, 1970-1974.

------------------------------------------- -------------------------------------------------------------------------------

------------------------------------------- ------------------------------------------------------------------------------
Eric E. Miller (45)                         Senior Vice President/Deputy General Counsel and Secretary of Equity Funds
                                            IV and each of the other 32 investment companies in Delaware Investments.

                                            Senior Vice President/Deputy General Counsel and Assistant Secretary of
                                            Delaware Management Holdings, Inc., DMH Corp., Delvoy, Inc., Delaware
                                            Management Company, Inc., Delaware Management Business Trust, Delaware
                                            Management Company (a series of Delaware Management Business Trust), Delaware
                                            Investment Advisers (a series of Delaware Management Business Trust), Delaware
                                            Service Company, Inc., Delaware Capital Management, Inc., Retirement Financial
                                            Services, Inc., Delaware Distributors, Inc., Delaware Distributors, L.P. and
                                            Founders Holdings, Inc.

                                            During the past five years, Mr. Miller has served in various executive capacities at different times within Delaware Investments.

------------------------------------------- -------------------------------------------------------------------------------
Joseph H. Hastings (49)                     Senior Vice President/Corporate Controller of Income Funds and each of the other 32 investment companies in the Delaware Investments family.

                                            Senior Vice President/Corporate Controller and Treasurer of Delaware
                                            Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc.,
                                            Delaware Management Company (a series of Delaware Management Business Trust),
                                            Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service
                                            Company, Inc., Delaware Capital Management, Inc., Delaware International
                                            Holdings Ltd., Delvoy, Inc., Retirement Financial Services, Inc., Founders
                                            Holdings, Inc. and Delaware Management Business Trust

                                            Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                                            Management Trust Company

                                            Senior Vice President/Assistant Treasurer of Founders CBO Corporation

                                            During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.

------------------------------------------- -------------------------------------------------------------------------------
Michael P. Bishof (37)                      Senior Vice President and Treasurer of Equity Funds IV and each of the other
                                            32 investment companies in the Delaware Investments family.

                                            Senior Vice President/Investment Accounting of Delaware Service Company, Inc.
                                            and Delaware Capital Management, Inc.

                                            Senior Vice President and Treasurer/ Investment Accounting of Delaware
                                            Distributors, L.P. , Delaware Management Company (a series of Delaware
                                            Management Business Trust),  Delaware Investment Advisers (a series of
                                            Delaware Management Business Trust) Delaware International Holdings, Inc. and
                                            Founders Holdings, Inc.

                                            Senior Vice President and Assistant Treasurer of Founders CBO Corporation

                                            Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President
                                            for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS
                                            First Boston Investment Management, New York, NY from 1993 to 1994 and an
                                            Assistant Vice President for Equitable Capital Management Corporation, New
                                            York, NY from 1987 to 1993.

------------------------------------------- ------------------------------------------------------------------------------
Gerald S. Frey (53)                         Vice President/Senior Portfolio Manager of Equity Funds IV and each of the other 32 investment companies in the Delaware Investments family, Delaware
                                            Management Company, Inc., Delaware Management Company (a series of Delaware
                                            Management Business Trust) and Delaware Investment Advisers (a series of
                                            Delaware Management Business Trust).

                                            Before joining Delaware Investments in 1996, Mr. Frey was a Senior Trustee with
                                            Morgan Grenfell Capital Management, New York, NY from 1986 to 1995.

------------------------------------------- ------------------------------------------------------------------------------

         The following is a compensation table listing for each trustee/director entitled to receive compensation, the aggregate compensation received from Equity Funds IV and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a director or trustee for the fiscal year ended September 30, 1999 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of September 30, 1999. Only the independent trustees of Equity Funds IV receive compensation from Equity Funds IV.

--------------------------- ---------------------- ---------------------- ---------------------- ----------------------

                                                        Pension or                                Total Compensation
                                                    Retirement Benefits                           from the Investment
                                  Aggregate               Accrued           Estimated Annual         Companies in
                              Compensation from         as Part of              Benefits               Delaware
Name(3)                        Equity Funds IV         Fund Expenses       Upon Retirement(1)       Investments(2)
--------------------------- ---------------------- ---------------------- ---------------------- ----------------------

--------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Walter P. Babich                                            None                $38,000
--------------------------- ---------------------- ---------------------- ---------------------- ----------------------
John H. Durham                                              None                $32,180
--------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Anthony D. Knerr                                            None                $38,000
--------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Ann R. Leven                                                None                $38,000
--------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Thomas F. Madison                                           None                $38,000
--------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Charles E. Peck                                             None                $38,000
--------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Janet L. Yeomans(4)                                         None                $38,000
--------------------------- ---------------------- ---------------------- ---------------------- ----------------------

(1) Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested trustee/director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a trustee/director for a period equal to the lesser of the number of years that such person served as a trustee/director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible trustee/director retired as of June 30, 1999, he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as trustee/director, based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each independent trustee/director (other than John H. Durham) currently receives a total annual retainer fee of $38,000 for serving as a trustee/director for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John H. Durham currently receives a total annual retainer fee of $32,180 for serving as a trustee/director for 19 investment companies in Delaware Investments, plus $1,810 for each Board Meeting attended. Ann R. Leven, Charles E. Peck, Anthony D. Knerr and Thomas F. Madison serve on Equity Funds IV's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.

(3) W. Thacher Longstreth served as an independent trustee of Equity Funds IV during its last fiscal year for the period July 1, 1998 through March 17, 1999, the date on which he retired. For this period, Mr. Longstreth received $__________ from Equity Funds IV and $___________ for all investment companies in the Delaware Investments family.

(4) Janet L. Yeomans joined the Boards of all investment companies in the Delaware Investments family in March 1999 for some funds and in April 1999 for other funds.

GENERAL INFORMATION


  Equity Funds IV, Inc., which was organized as a Maryland corporation in 1985 and reorganized as a Delaware Business Trust on December 17, 1999. It is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act").

         The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. An affiliate of the Manager manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.

         Delaware or Delaware International also manages the investment options for Delaware-Lincoln Choice Plus and Delaware Medallion (SM) IV Variable Annuities. Choice Plus is issued and distributed by Lincoln National Life Insurance Company. Choice Plus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Choice Plus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., in Appendix A.

         Access persons and advisory persons of the funds in the Delaware Investments family, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received;
(3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions by certain covered persons in certain securities may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Investments family. The Distributor ("DDLP") received net commissions from the Fund on behalf of the Class A Shares, after reallowances to dealers, as follows:

DelCap Fund
                         Total
                       Amount of         Amounts              Net
                     Underwriting       Reallowed         Commission
Fiscal Year Ended     Commission        to Dealers       to Distributor
-----------------------------------------------------------------------

September 30, 1998      $581,650         $477,907          $103,743
September 30, 1997     1,003,867          837,830           166,037
September 30, 1996     1,380,612        1,161,576           219,036

                                    Capital Appreciation Fund

                              Total
                              Amount of        Amounts  Net
                              Underwriting     Reallowed         Commission
      Fiscal Year Ended       Commission       to Dealers        to DDLP
--------------------------------------------------------------------------------
      September 30, 1998      ---              ---               ---
      September 30, 1997*     ---              ---               ---

* Commenced operations on December 2, 1997.

          The Distributor received Limited CDSC payments with respect to DelCap Fund and Capital Appreciation Fund A Class as follows:

                     Fiscal Year Ended Limited CDSC Payments
                     ---------------------------------------

                                   Del Cap Fund       Capital Appreciation Fund*
        September 30, 1998             ---                      N/A
        September 30, 1997           $2,088                     N/A
        September 30, 1996             374                      N/A

* Commenced operations on December 2, 1997.

         The Distributor received CDSC payments with respect to DelCap Fund B Class as follows:

                    Fiscal Year Ended                CDSC Payments
                    ----------------------------------------------
                    September 30, 1998                  $70,190
                    September 30, 1997                   57,254
                    September 30, 1996                   13,677

         The Distributor received CDSC payments with respect to the DelCap Fund C Class as follows:


                    Fiscal Year Ended                CDSC Payments
                    ----------------------------------------------
                    September 30, 1998                   $679
                    September 30, 1997                  1,715
                    September 30, 1996*                  207


*Date of initial public offering was November 29, 1995.

          The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to the Fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Equity Funds IV's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Equity Funds IV to delete the words "Delaware Group" from Equity Funds IV's name.

         Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of the Fund's securities and cash. As custodian for the Fund, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Capitalization
         Equity Funds IV has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. Each Class represents a proportionate interest in the assets of the Fund, and each has the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Institutional Class may not vote on any matter that affects the Fund Classes' Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to Class A Shares. General expenses of the Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Plans of Class A Shares, Class B Shares and Class C Shares will be allocated solely to those classes.

         All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

         Beginning November 9, 1992, DelCap Fund began offering DelCap Fund Institutional Class; beginning September 6, 1994, DelCap Fund began offering the Class B Shares; and beginning November 29, 1995, DelCap Fund began offering DelCap Fund C Class.

         Prior to September 6, 1994, the DelCap Fund A Class was known as the DelCap Fund class and the DelCap Fund Institutional Class was known as the DelCap Fund (Institutional) class. Prior to November 29, 1996, Delaware Group Equity Funds IV, Inc. was known as Delaware Group DelCap Fund, Inc. and DelCap Fund series was known as Concept I Series.


         Effective May 11, 1999, the name of Capital Appreciation Fund changed to Delaware Diversified Growth Fund and effective August 16, 1999, the name of DelCap Fund changed to Delaware DelCap Fund. Corresponding changes were also made to the class names.

Noncumulative Voting
         Equity Funds IV shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Equity Funds IV voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.



FINANCIAL STATEMENTS


         Ernst & Young LLP serves as the independent auditors for Delaware Group Equity Funds IV and, in its capacity as such, audits the financial statements contained in the Funds' Annual Reports. Each Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended September 30, 1999 are included in its Annual Report to shareholders. The financial statements, the notes relating thereto, the financial highlights and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

APPENDIX A--INVESTMENT OBJECTIVES OF THE FUNDS IN THE DELAWARE INVESTMENTS
FAMILY

         Following is a summary of the investment objectives of the funds in the Delaware Investments family:

         Delaware Balanced Fund seeks long-term growth by a balance of Diversified Growth, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the investment adviser believes have the potential for above average dividend increases over time.

         Delaware Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         Delaware DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Delaware Decatur Equity Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Delaware Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Delaware Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds

         Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short-and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

        REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital. Delaware Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Delaware Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Delaware Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Delaware Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Delaware Growth Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

         Delaware International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Delaware Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

          Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Delaware Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. Delaware New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund, Inc. offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Growth and Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Balanced Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing primarily in small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry. Aggressive Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies which the manager believes have the potential for high earnings growth.

         Delaware U.S. Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Delaware Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Delaware Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in the Portfolio's prospectus(es).

APPENDIX B--DESCRIPTION OF RATINGS


Bonds
         Excerpts from Moody's Investors Service, Inc.'s description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

         Excerpts from Standard & Poor's Ratings Group's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal.

Excerpts from Fitch IBCA, Inc.'s description of its bond ratings:
         AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events; AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+; A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances that bonds with higher ratings; BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

Commercial Paper
         Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.

         Excerpts from S&P's description of its two highest commercial paper ratings: A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

    Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Investments at 800.523.1918 and shareholders of the Institutional Classes should contact Delaware Investments at 800.828.5052.


INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

-----------------------------------------------------

DELAWARE GROUP EQUITY FUNDS IV

------------------------------------------------------

DELAWARE DELCAP FUND
DELAWARE DIVERSIFIED GROWTH FUND

A CLASS
B CLASS
C CLASS
INSTITUTIONAL CLASS

------------------------------------------------------

















December  , 1999


                                                                     DELAWARE
                                                                     INVESTMENT
                                                                     -----------

                                     PART C

                                Other Information



Item 23. Exhibits

         (a) Agreement and Declaration of Trust.

             (1) Agreement and Declaration of Trust (December 17, 1998) attached as Exhibit.

             (2) Certificate of Trust (December 17, 1998) attached as Exhibit.

         (b) By-Laws. By-Laws (December 17, 1998) attached as Exhibit.

         (c) Copies of All Instruments Defining the Rights of Holders.

             (1) Agreement and Declaration of Trust. Articles III, V and VI of
                 Agreement and Declaration of Trust attached as Exhibit (a)(1).

             (2) By-Laws. Article II of By-Laws attached as Exhibit (a)(2).


         (d) Investment Management Agreement.

             (1) Form of Investment Management Agreement (1999) between Delaware
                 Management Company, Inc. and the Registrant attached as Exhibit.

         (e) (1) Distribution Agreement.

                 (i) Form of Distribution Agreement (1999) between Delaware
                     Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 22 filed April 30, 1997.

             (2) Administration and Service Agreement. Form of Administration
                 and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

             (3) Dealer's Agreement. Dealer's Agreement (as amended November
                 1995) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

             (4) Mutual Fund Agreement. Mutual Fund Agreement for the Delaware
                 Group of Funds (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed September 23, 1996.

         (f) Inapplicable.

         (g) Custodian Agreement.

             (1) Form of Custodian Agreement (1999) (Module) between The Chase
                 Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

                 (i) Form of Amendment to Custodian Agreement (1999) between The
                     Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 22 filed April 30, 1997.

             (2) Form of Securities Lending Agreement (1999) between The Chase
                 Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

         (h) Other Material Contracts.

             (1) Form of Shareholders Services Agreement (1999) between Delaware
                 Service Company, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 22 filed April 30, 1997.

             (2) Form of Fund Accounting Agreement (1999) between Delaware
                 Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

         (i) Opinion of Counsel. Attached as Exhibit.

         (j) Consent and Report of Auditors. To be filed by Amendment.

         (k) Inapplicable.

         (l) Investment Letter of Initial Shareholder. Incorporated into this filing by reference to Pre-Effective Amendment No. 2 filed March 26, 1986.

         (m) Plans under Rule 12b-1.

             (1) Form of Plan under Rule 12b-1 for DelCap Fund A Class (1999)
                 incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

             (2) Form of Plan under Rule 12b-1 for DelCap Fund B Class (1999)
                 incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

             (3) Form of Plan under Rule 12b-1 for DelCap Fund C Class (1999)
                 incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

             (4) Form of Plan under Rule 12b-1 for Capital Appreciation Fund A
                 Class (1999) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed April 30, 1997.

             (5) Form of Plan under Rule 12b-1 for Capital Appreciation Fund B
                 Class (1999) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed April 30, 1997.

             (6) Form of Plan under Rule 12b-1 for Capital Appreciation Fund C
                 Class (1999) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed April 30, 1997.

         (n) Plan under Rule 18f-3.

             (a) Form of Amended Plan under Rule 18f-3 (1999) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed November 16, 1997.


         (o) Other: Trustees' Power of Attorney. Attached as Exhibit.

Item 24. Persons Controlled by or under Common Control with Registrant. None.

Item 27. Indemnification. Article VI of the By-Laws attached as Exhibit incorporated into this filing by reference to Post-Effective Amendment No. 58 filed June 25, 1999.

Item 28. Business and Other Connections of Investment Adviser.

         Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax Free Funds, Inc., Voyageur Tax Free Funds, Inc., Voyageur Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

         The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

-----------------------------------------------------------------------------------------------------------------------------
Name and Principal Business     Positions and Offices with Delaware Management Company and its affiliates and other Positions
Address*                        and Offices Held
-----------------------------------------------------------------------------------------------------------------------------
David K. Downes                 President of Delaware Management Company (a series of Delaware Management Business
                                Trust); Executive Vice President, Chief Operating Officer and Chief Financial Officer of
                                Delaware Management Holdings, Inc.; Executive Vice President, Chief Operating Officer,
                                Chief Financial Officer and Director of DMH Corp.;  Executive Vice President, Chief
                                Operating Officer, Chief Financial Officer and Director of Delvoy, Inc.; President and
                                Director of Delaware Management Company, Inc.; Executive Vice President, Chief Operating
                                Officer, Chief Financial Officer and Trustee of Delaware Management Business Trust;
                                Executive Vice President, Chief Operating Officer and Chief Financial Officer of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Chairman,
                                President, Chief Executive Officer and Director of Delaware Service Company, Inc.;
                                President, Chief Executive Officer and Director of Delaware Capital Management, Inc.;
                                Chairman and Director of Retirement Financial Services, Inc.;  Chairman and Director of
                                Delaware Management Trust Company; Executive Vice President, Chief Operating Officer,
                                Chief Financial Officer and Director of Delaware Distributors, Inc.; Executive Vice
                                President, Chief Operating Officer and Chief Financial Officer of Delaware Distributors,
                                L.P.; President, Chief Operating Officer, Chief Financial Officer and Director of
                                Delaware International Holdings Ltd.; Director of Delaware International Advisers Ltd.;
                                Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director
                                of Founders Holdings, Inc.; Executive Vice President, Chief Operating Officer and Chief
                                Financial Officer of Founders CBO Corporation; President, Chief Executive Officer, Chief
                                Operating Officer, Chief Financial Officer and Trustee/Director of each fund in the
                                Delaware Investments family.

                                Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place,
                                Newtown Square, PA
-----------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery             Executive Vice President and General Counsel of Delaware Management Company (a series of
                                Delaware Management Business Trust); Executive Vice President and General Counsel of
                                Delaware Management Holdings, Inc.; Executive Vice President, General Counsel and
                                Director of DMH Corp.; Executive Vice President, General Counsel and Director of Delvoy,
                                Inc.; Executive Vice President, General Counsel and Director of Delaware Management
                                Company, Inc.; Executive Vice President, General Counsel and Trustee of Delaware
                                Management Business Trust; Executive Vice President and General Counsel of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Executive Vice
                                President, General Counsel and Director of Delaware Service Company, Inc.; Executive Vice
                                President, General Counsel and Director of Delaware Capital Management, Inc.; Executive
                                Vice President, General Counsel and Director of Retirement Financial Services, Inc.;
                                Executive Vice President, General Counsel and Director of Delaware Management Trust
                                Company; Executive Vice President, General Counsel and Director of Delaware Distributors,
                                Inc.; Executive Vice President and General Counsel of Delaware Distributors, L.P.;
                                Executive Vice President, General Counsel and Director of Delaware International Holdings
                                Ltd.; Director of Delaware International Advisers Ltd.; Executive Vice President, General
                                Counsel and Director of Founders Holdings, Inc.; Executive Vice President and General
                                Counsel of Founders CBO Corporation; Executive Vice President and General Counsel of each fund in the Delaware Investments family.

                                Director, HYPPCO Finance Company Ltd.

                                Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd.,
                                Elverton, PA
-----------------------------------------------------------------------------------------------------------------------------
Richard G. Unruh                Executive Vice President, Chief Investment Officer/ DMC Equity of Delaware Management
                                Company (a series of Delaware Management Business Trust); Executive Vice President of
                                Delaware Management Holdings, Inc.; Executive Vice President and Trustee of Delaware
                                Management Business Trust; Chief Executive Office, Chief Investment Officer/DIA Equity of
                                Delaware Investment Advisers (a series of Delaware Management Business Trust; Executive
                                Vice President of Delaware Capital Management, Inc.; Director of Delaware Investment
                                Advisers Ltd.; Executive Vice President, Chief Investment Officer/Equity of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Name and Principal Business     Positions and Offices with Delaware Management Company and its affiliates and other Positions
Address*                        and Offices Held
-----------------------------------------------------------------------------------------------------------------------------
                                Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989,
                                2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee,
                                AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of
                                Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA
-----------------------------------------------------------------------------------------------------------------------------
H. Thomas McMeekin1             Executive Vice President of Delaware Management Business Trust; Executive Vice
                                President/Chief Investment Officer DMC-Fixed Income of Delaware Management Company (a
                                series of Delaware Management Business Trust); Executive Vice President of Delaware
                                Capital Management, Inc.; Executive Vice President and Director of Delaware Management
                                Holdings, Inc.; Executive Vice President and Chief Investment Officer, Fixed Income of
                                each Fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
William E. Dodge(2)             Executive Vice President of Delaware Management Company (a series of Delaware Management
                                Trust Company); Executive Vice President of Delaware Management Business Trust; President
                                of Delaware Investment Advisers (a series of Delaware Management Business Trust)
-----------------------------------------------------------------------------------------------------------------------------
Douglas L. Anderson             Senior Vice President/Operations of Delaware Management Company (a series of Delaware
                                Management Business Trust; Senior Vice President/Operations of Delaware Service Company,
                                Inc.; Senior Vice President/Operations of Retirement Financial Services, Inc.; Senior
                                Vice President/Operations of Delaware Management Trust Company.
-----------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof               Senior Vice President, Treasurer/Investment Accounting of Delaware Management Company (a
                                series of Delaware Management Business Trust); Senior Vice President, Treasurer/Investment
                                Accounting of Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                Senior Vice President/Investment Accounting of Delaware Service Company, Inc.; Senior Vice
                                President/Investment Accounting of Delaware Capital Management, Inc.; Senior Vice President,
                                Treasurer/Investment Accounting of Delaware Distributors, L.P.; Senior Vice President, Manager
                                of Investment Accounting of Delaware International Holdings Ltd.; Senior Vice President,
                                Treasurer/Investment Accounting of Founders Holdings, Inc.; Senior Vice President and
                                Assistant Treasurer of Founders CBO Corporation; Senior Vice President and Treasurer of each fund in the Delaware Investments family.
-------------------------------------------------------------------------------------------------------------------------------
Robert J. DiBraccio             Senior Vice President/Head of Equity Trading of Delaware Management Company (a series of
                                Delaware Management Business Trust); Senior Vice President/Head of Equity Trading of
                                Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior
                                Vice President/Head of Equity Trading of Delaware Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------
John B. Fields                  Senior Vice President/Senior Portfolio Manager of Delaware Management Company  (a series of Delaware Management Business Trust); Trustee of Delaware Management Business Trust;
                                Senior Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice President/Senior Portfolio Manager of
                                Delaware Capital Management, Inc.; Senior Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Susan L. Hanson                 Senior Vice President/Global Marketing and Client Services of Delaware Management
                                Company  (a series of Delaware Management Business Trust); Senior Vice President/Global
                                Marketing and Client Services of Delaware Investment Advisers (a series of Delaware
                                Management Business Trust)
-----------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings              Senior Vice President/Treasurer/Corporate Controller of  Delaware Management Company  (a
                                series of Delaware Management Business Trust); Senior Vice President/Treasurer/Corporate
                                Controller of Delaware Management Holdings, Inc.; Senior Vice
                                President/Treasurer/Corporate Controller of DMH Corp; Senior Vice
                                President/Treasurer/Corporate Controller of Delvoy, Inc.; Senior Vice
                                President/Treasurer/Corporate Controller of Delaware Management Company, Inc.; Senior Vice
                                President/Treasurer/Corporate Controller of Delaware Management Business Trust; Senior Vice
                                President/Treasurer/Corporate Controller of Delaware Service Company, Inc.; Senior Vice
                                President/Treasurer/Corporate Controller of Delaware Capital Management, Inc.; Chief Financial
                                Officer of Retirement Financial Services, Inc.; Executive Vice President/Corporate
                                Controller/Treasurer of Delaware Management Trust Company; Senior Vice
                                President/Treasurer/Corporate Controller of Delaware Distributors, L.P.; Senior Vice
                                President/Treasurer/Corporate Controller of Delaware International Holdings; Senior Vice
                                President/Treasurer/Corporate Controller of Founders Holdings, Inc.; Senior Vice President/
                                Assistant Treasurer Founders CBO Corporation; Senior Vice President/Corporate Controller of
                                each fund in the Delaware Investments family
-----------------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson             Senior Vice President/Human Resources of  Delaware Management Company  (a series of
                                Delaware Management Business Trust); Senior Vice President/Human Resources of  Delaware
                                Management Holdings, Inc.; Senior Vice President/Human Resources of  DMH Corp.; Senior
                                Vice President/Human Resources of  Delvoy, Inc.; Senior Vice President/Human Resources
                                of  Delaware Management Company, Inc.; Senior Vice President/Human Resources of  Delaware
                                Management Business Trust; Senior Vice President/Human Resources of  Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Senior Vice President/Human
                                Resources of  Delaware Service Company, Inc.; Senior Vice President/Human Resources of
                                Delaware Capital Management, Inc.; Senior Vice President/Human Resources of  Delaware
                                Retirement Financial Services, Inc.; Senior Vice President/Human Resources of  Delaware
                                Management Trust Company; Senior Vice President/Human Resources of  Delaware
                                Distributors, Inc.; Senior Vice President/Human Resources of  Delaware Distributors,
                                L.P.; Senior Vice President/Human Resources of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Name and Principal Business     Positions and Offices with Delaware Management Company and its affiliates and other Positions
Address*                        and Offices Held
-----------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro             Senior Vice President, Secretary and Deputy General Counsel of Delaware Management Company (a
                                series of Delaware Management Business Trust); Senior Vice President, Secretary and Deputy
                                General Counsel of Delaware Management Holdings, Inc.; Senior Vice President, Secretary and
                                Deputy General Counsel of DMH Corp.; Senior Vice President, Secretary and Deputy General
                                Counsel of Delaware Management Business Trust; Senior Vice President, Secretary and Deputy
                                General Counsel of Delaware Investment Advisers (a series of Delaware Management Business
                                Trust); Senior Vice President, Secretary and Deputy General Counsel of Retirement Financial
                                Services, Inc.; Senior Vice President, Secretary and Deputy General Counsel of Delaware
                                Distributors, Inc.; Senior Vice President, Secretary and Deputy General Counsel of Delaware
                                Distributors, L.P.; Senior Vice President, Secretary and Deputy General Counsel of Delaware
                                Management Trust Company; Senior Vice President, Secretary and Deputy General Counsel of
                                Delaware International Holdings Ltd.; Senior Vice President, Secretary and Deputy General
                                Counsel of Delvoy, Inc.; Senior Vice President, Secretary and Deputy General Counsel of
                                Delaware Management Company, Inc.; Senior Vice President, Secretary and Deputy General Counsel
                                of Delaware Service Company, Inc.; Senior Vice President, Secretary and Deputy General Counsel
                                of Delaware Capital Management, Inc.; Secretary of Founders CBO Corporation; Senior Vice
                                President, Secretary and Deputy General Counsel of Founders Holdings, Inc.; Senior Vice
                                President, Secretary and Deputy General Counsel of each fund in the Delaware Investments family.


                                General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA.
-----------------------------------------------------------------------------------------------------------------------------
Eric E. Miller                  Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware
                                Management Company (a series of Delaware Management Business Trust); Senior Vice
                                President, Assistant Secretary and Deputy General Counsel of Delaware Management
                                Holdings, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of
                                DMH Corp.; Senior Vice President, Assistant Secretary and Deputy General Counsel of
                                Delvoy, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of
                                Delaware Management Company, Inc.; Senior Vice President, Assistant Secretary and Deputy
                                General Counsel of Delaware Management Business Trust; Senior Vice President, Assistant
                                Secretary and Deputy General Counsel of Delaware Investment Advisers (a series of
                                Delaware Management Business Trust); Senior Vice President, Assistant Secretary and
                                Deputy General Counsel of Delaware Service Company, Inc.; Senior Vice President,
                                Assistant Secretary and Deputy General Counsel of Delaware Capital Management, Inc.;
                                Senior Vice President, Assistant Secretary and Deputy General Counsel of Retirement
                                Financial Services, Inc.; Senior Vice President, Assistant Secretary and Deputy General
                                Counsel of Delaware Distributors, Inc.; Senior Vice President, Assistant Secretary and
                                Deputy General Counsel of Delaware Distributors, L.P.; Senior Vice President, Assistant
                                Secretary and Deputy General Counsel of Founders Holdings, Inc.; Senior Vice President,
                                Secretary and Deputy General Counsel of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
James L. Shields                Senior Vice President, Chief Information Officer of Delaware Management Company (a series of Delaware Management Business Trust); Senior Vice President, Chief Information Officer
                                of Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior
                                Vice President, Chief Information Officer of Delaware Service Company, Inc.; Senior Vice
                                President, Chief Information Officer of Delaware Capital Management Company, Inc.; Senior
                                Vice President, Chief Information Officer of Retirement Financial Services, Inc.; Senior
                                Vice President, Chief Information Officer of Delaware Distributors, L.P.
-----------------------------------------------------------------------------------------------------------------------------
Gary T. Abrams                  Vice President/Equity Trading of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Equity Trading of Delaware Investment Advisers
                                (a series of Delaware Management Business Trust)
-----------------------------------------------------------------------------------------------------------------------------
Christopher S. Adams            Vice President/Business Manager, Equity of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Business Manager, Equity of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust)
-----------------------------------------------------------------------------------------------------------------------------
Robert L. Arnold                Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio
                                Manager of Delaware Capital Management, Inc., Vice President/Portfolio Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Name and Principal Business     Positions and Offices with Delaware Management Company and its affiliates and other Positions
Address*                        and Offices Held
-----------------------------------------------------------------------------------------------------------------------------
Marshall T. Bassett             Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio
                                Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Christopher S. Beck             Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.

                                Trustee of New Castle County Pension Board since October 1992, Wilmington DE.
-----------------------------------------------------------------------------------------------------------------------------
Richard E. Beister              Vice President/Trading Operations of Delaware Management Company (a series of Delaware
                                Management Business Trust)
-----------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley                Vice President/Compliance Director of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Compliance Director of Delaware Management
                                Holdings, Inc.; Vice President/Compliance Director of DMH Corp.; Vice
                                President/Compliance Director of Delvoy, Inc.; Vice President/Compliance Director of
                                Delaware Management Company, Inc.; Vice President/Compliance Director of Delaware
                                Management Business Trust; Vice President/Compliance Director of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust);Vice President/Compliance
                                Director of Delaware Service Company, Inc.; Vice President/Compliance Director of
                                Delaware Capital Management, Inc.; Vice President/Compliance Director of Retirement
                                Financial Services, Inc.; Vice President/Compliance Director/Assistant Secretary of
                                Delaware Management Business Trust; Vice President/Compliance Director of Delaware
                                Distributors, Inc.; Vice President/Compliance Director of Delaware Distributors, L.P.;
                                Vice President/Compliance Director of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
MaryEllen M. Carrozza           Vice President/Client Services of Delaware Management Company (a series of Delaware
                                Management Business Trust);Vice President/Client Services of Delaware Investment Advisers
                                (a series of Delaware Management Business Trust);Vice President/Client Services of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Stephen R. Cianci               Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio
                                Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Mitchell L. Conery              Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Timothy G. Connors              Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust).
-----------------------------------------------------------------------------------------------------------------------------
Patrick P. Coyne                Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of Delaware Capital Management, Inc.; Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
George E. Deming                Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
James P. Dokas                  Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Vice President/ Portfolio
                                Manager of each fund in the Delaware Investments family.

-----------------------------------------------------------------------------------------------------------------------------
Michael J. Dugan                Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Name and Principal Business     Positions and Offices with Delaware Management Company and its affiliates and other Positions
Address*                        and Offices Held
-----------------------------------------------------------------------------------------------------------------------------
Roger A. Early                  Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger                Vice President/Taxation of Delaware Management Company (a series of Delaware Management
                                Business Trust);Vice President/Taxation of Delaware Management Holdings, Inc.; Vice
                                President/Taxation of DMH Corp.; Vice President/Taxation of Delvoy, Inc.; Vice
                                President/Taxation of Delaware Management Company, Inc.; Vice President/Taxation of
                                Delaware Management Business Trust; Vice President/Taxation of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust);Vice President/Taxation of
                                Delaware Service Company, Inc.; Vice President/Taxation of Delaware Capital Management,
                                Inc.; Vice President/Taxation of Retirement Financial Services, Inc.; Vice
                                President/Taxation of Delaware Distributors, Inc.; Vice President/Taxation of Delaware
                                Distributors, L.P.; Vice President/Taxation of Founders Holdings, Inc.; Vice
                                President/Taxation of Founders CBO Corporation;
                                Vice President/Taxation of each fund in the
                                Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Joseph Fiorilla                 Vice President/Performance Analyst of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Performance Analyst of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust)
-----------------------------------------------------------------------------------------------------------------------------
Gerald S. Frey                  Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
James A. Furgele                Vice President/Investment Accounting of Delaware Management Company (a series of Delaware
                                Management Business Trust);Vice President/Investment Accounting of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Vice President/Investment
                                Accounting of Delaware Service Company, Inc.; Vice President/Investment Accounting of
                                each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Stuart M. George                Vice President/Equity Trading of Delaware Management Company (a series of Delaware
                                Management Business Trust);Vice President/Equity Trading of Delaware Investment Advisers
                                (a series of Delaware Management Business Trust).
-----------------------------------------------------------------------------------------------------------------------------
Paul Grillo                     Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio
                                Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Brian T. Hannon                 Vice President of Delaware Management Company (a series of Delaware Management Business
                                Trust); Vice President of Delaware Investment Advisers (a series of Delaware Management
                                Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                                Investments family.
-----------------------------------------------------------------------------------------------------------------------------
John A. Heffern                 Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio
                                Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Elizabeth H. Howell             Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Jeffrey W. Hynoski              Vice President/Analyst of Delaware Management Company (a series of Delaware Management
                                Business Trust);Vice President/Analyst of Delaware Investment Advisers (a series of
                                Delaware Management Business Trust);Vice
                                President/Analyst of each fund in the Delaware
                                Investments family.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Name and Principal Business     Positions and Offices with Delaware Management Company and its affiliates and other Positions
Address*                        and Offices Held
-----------------------------------------------------------------------------------------------------------------------------
Cynthia Isom                    Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio
                                Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Karina J. Ivstan                Vice President/Strategic Planning of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Strategic Planning of Delaware Management Holdings,
                                Inc.; Vice President/Strategic Planning of Delaware Management Business Trust; Senior Vice
                                President, Strategic Planning of Delaware Investment Advisers (a series of Delaware Management
                                Business Trust); Vice President/Strategic Planning of Delaware Service Company, Inc.; Vice
                                President/Strategic Planning of Delaware Capital Management, Inc.; Vice President/Strategic
                                Planning of Retirement Financial Services, Inc.; Vice President/Strategic Planning of Delaware
                                Management Trust Company; Vice President/Strategic of Delaware Distributors, L.P.; Vice
                                President/Strategic Planning of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Audrey E. Kohart                Vice President/Assistant Controller/Corporate Accounting of Delaware Management Company
                                (a series of Delaware Management Business Trust)
-----------------------------------------------------------------------------------------------------------------------------
Steven T. Lampe                 Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio
                                Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Philip Y. Lin                   Vice President, Assistant Secretary and Associate General Counsel of Delaware Management
                                Company (a series of Delaware Management Business Trust); Vice President, Assistant
                                Secretary and Associate General Counsel of Delaware Investment Advisers (a series of
                                Delaware Management Business Trust);Vice President, Assistant Secretary and Associate
                                General Counsel of Delaware Service Company, Inc.; Vice President, Assistant Secretary
                                and Associate General Counsel of Delaware Capital Management, Inc.; Vice President,
                                Assistant Secretary and Associate General Counsel of Retirement Financial Services, Inc.;
                                Vice President, Assistant Secretary and Associate General Counsel of Delaware Management
                                Trust Company; Vice President, Assistant Secretary and Associate General Counsel of
                                Delaware Distributors, L.P.; Vice President, Assistant Secretary and Associate General
                                Counsel of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Michael D. Mabry                Vice President, Assistant Secretary and Associate General Counsel of Delaware Management
                                Company (a series of Delaware Management Business Trust); Vice President, Assistant
                                Secretary and Associate General Counsel of Delaware Investment Advisers (a series of
                                Delaware Management Business Trust);Vice President, Assistant Secretary and Associate
                                General Counsel of Delaware Service Company, Inc.; Vice President, Assistant Secretary
                                and Associate General Counsel of Delaware Capital Management, Inc.; Vice President,
                                Assistant Secretary and Associate General Counsel of Retirement Financial Services, Inc.;
                                Vice President, Assistant Secretary and Associate General Counsel of Delaware
                                Distributors, L.P.; Vice President, Assistant Secretary and Associate General Counsel of
                                each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Paul A. Matlack                 Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of Founders Holdings, Inc., President and Director of
                                Founders CBO Corporation; Vice President/Senior Portfolio Manager of each fund in the
                                Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.        Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Francis X. Morris               Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Gerald T. Nichols               Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of Founders Holdings, Inc., Treasurer, Assistant
                                Secretary and Director of Founders CBO Corporation; Vice President/Senior Portfolio
                                Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Name and Principal Business     Positions and Offices with Delaware Management Company and its affiliates and other Positions
Address*                        and Offices Held
-----------------------------------------------------------------------------------------------------------------------------
Robert A. Norton, Jr.           Vice President/Research Analyst of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust).
-----------------------------------------------------------------------------------------------------------------------------
David P. O'Connor               Vice President, Assistant Secretary and Associate General Counsel of Delaware Management
                                Company (a series of Delaware Management Business Trust); Vice President, Assistant
                                Secretary and Associate General Counsel of Delaware Investment Advisers (a series of
                                Delaware Management Business Trust);Vice President, Assistant Secretary and Associate
                                General Counsel of Delaware Service Company, Inc.; Vice President, Assistant Secretary
                                and Associate General Counsel of Delaware Capital Management, Inc.; Vice President,
                                Assistant Secretary and Associate General Counsel of Retirement Financial Services, Inc.;
                                Vice President, Assistant Secretary and Associate General Counsel of Delaware
                                Distributors, L.P.; Vice President, Assistant Secretary and Associate General Counsel of
                                each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Gary A. Reed                    Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Richard Salus                   Vice President/Assistant Controller of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Assistant Controller of Delaware Management Trust Company; Vice
                                President/Assistant Controller of Delaware International Holdings Ltd.
-----------------------------------------------------------------------------------------------------------------------------
Richard D. Siedel               Vice President/Assistant Controller/Manager Payroll of Delaware Management Company (a
                                series of Delaware Management Business Trust).
-----------------------------------------------------------------------------------------------------------------------------
Michael T. Taggart              Vice President/Facilities and Administration Services of Delaware Management Company (a
                                series of Delaware Management Business Trust);Vice President/Facilities and
                                Administration Services of Delaware Investment Advisers (a series of Delaware Management
                                Business Trust); Vice President/Facilities and Administration Services of Delaware
                                Service Company, Inc.; Vice President/Facilities and Administration Services of Delaware
                                Distributors, L.P.
-----------------------------------------------------------------------------------------------------------------------------
Thomas J. Trottman              Vice President/Senior Corporate Bond Analyst of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Corporate Bond Analyst of
                                Delaware Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Corporate Bond Analyst of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------
Lori P. Wachs                   Vice President/Assistant Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust);Vice President/Assistant Portfolio Manager of
                                Delaware Investment Advisers (a series of Delaware Management Business Trust);Vice
                                President/Assistant Portfolio Manager of each fund in the Delaware Investments family.
-----------------------------------------------------------------------------------------------------------------------------

* Business Address is 1818 Market Street, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
1   PRESIDENT AND DIRECTOR, Lincoln Investment Management, Inc. 1987 to present.
     EXECUTIVE VICE PRESIDENT/CHIEF INVESTMENT OFFICER of Lincoln National Corporation 1992 to present.
2   PRESIDENT, DIRECTOR OF MARKETING AND SENIOR PORTFOLIO MANAGER, Marvin &
     Palmer Associates, Wilmington, DE 1996-1998.
--------------------------------------------------------------------------------

Item 27. Principal Underwriters.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b) Information with respect to each director, officer or partner of principal underwriter:

-----------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*       Positions and Offices with Underwriter  Positions and Offices with Registrant
-----------------------------------------------------------------------------------------------------------------------------
Delaware Distributors, Inc.                General Partner                         None
-----------------------------------------------------------------------------------------------------------------------------
Delaware Investment Advisers               Limited Partner                         None
-----------------------------------------------------------------------------------------------------------------------------
Delaware Capital Management, Inc.          Limited Partner                         None
-----------------------------------------------------------------------------------------------------------------------------
Bruce D. Barton                            President and Chief Executive Officer   None
-----------------------------------------------------------------------------------------------------------------------------
David K. Downes                            Executive Vice President/Chief          President and Chief Executive
                                           Operating Officer/Chief Financial       Officer/Chief Financial Officer/Chief
                                           Officer                                 Operating Officer and Trustee
-----------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery                        Executive Vice President/General        Executive Vice President/General
                                           Counsel                                 Counsel
-----------------------------------------------------------------------------------------------------------------------------
Diane M. Anderson                          Senior Vice President/Retirement        None
                                           Operations
-----------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof                          Senior Vice                             Senior Vice President/Treasurer
                                           President/Treasurer/Investment
                                           Accounting
-----------------------------------------------------------------------------------------------------------------------------
Daniel J. Brooks III                       Senior Vice President/Wholesaler        None
-----------------------------------------------------------------------------------------------------------------------------
Terrence P. Cunningham                     Senior Vice President/National Sales    None
                                           Director, Financial Institutions
-----------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings                         Senior Vice                             Senior Vice President/Corporate
                                           President/Treasurer/Corporate           Controller
                                           Controller
-----------------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson                        Senior Vice President/Human Resources   Senior Vice President/Human Resources
-----------------------------------------------------------------------------------------------------------------------------
Bradley L. Kolstoe                         Senior Vice President/Western           None
                                           Division Sales, IPI Channel
-----------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro                        Senior Vice President/Deputy General    Senior Vice President/Deputy General
                                           Counsel/Assistant Secretary             Counsel/Assistant Secretary
-----------------------------------------------------------------------------------------------------------------------------
Mac Macaulliffe                            Senior Vice President/Divisional        None
                                           Sales Manager
-----------------------------------------------------------------------------------------------------------------------------
J. Chris Meyer                             Senior Vice President/Director,         None
                                           Product Management
-----------------------------------------------------------------------------------------------------------------------------
Eric E. Miller                             Senior Vice President/Deputy General    Senior Vice President/Deputy General
                                           Counsel/Assistant Secretary             Counsel/Secretary
-----------------------------------------------------------------------------------------------------------------------------
Stephen C. Nell                            Senior Vice President/National          None
                                           Retirement Sales
-----------------------------------------------------------------------------------------------------------------------------
Henry W. Orvin                             Senior Vice President/Eastern           None
                                           Division Sales Manager
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*       Positions and Offices with Underwriter  Positions and Offices with Registrant
-----------------------------------------------------------------------------------------------------------------------------
Christopher H. Price                       Senior Vice President/Channel Manager   None
-----------------------------------------------------------------------------------------------------------------------------
Thomas E. Sawyer                           Senior Vice President/Director,         None
                                           National Sales
-----------------------------------------------------------------------------------------------------------------------------
James L. Shields                           Senior Vice President/Chief             None
                                           Information Officer
-----------------------------------------------------------------------------------------------------------------------------
Richard P. Allen                           Vice President/Wholesaler, Midwest      None
-----------------------------------------------------------------------------------------------------------------------------
David P. Anderson, Jr.                     Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Jeffrey H. Arcy                            Vice President/Wholesaler, South East   None
                                           Region
-----------------------------------------------------------------------------------------------------------------------------
Patrick A. Bearss                          Vice President/Wholesaler - Midwest     None
-----------------------------------------------------------------------------------------------------------------------------
Gabriella Bercze                           Vice President/Wholesaler, Financial    None
                                           Institution
-----------------------------------------------------------------------------------------------------------------------------
Larry D. Bridwell                          Vice President/Financial Institutions   None
                                           Wholesaler
-----------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley                           Vice President/Compliance Director      Vice President/Compliance Director
-----------------------------------------------------------------------------------------------------------------------------
Terrance L. Bussard                        Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Daniel H. Carlson                          Vice President/Marketing Services       None
-----------------------------------------------------------------------------------------------------------------------------
Larry Carr                                 Vice President/VA Sales Manager         None
-----------------------------------------------------------------------------------------------------------------------------
William S. Carroll                         Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Matthew Coldren                            Vice President/National Accounts        None
-----------------------------------------------------------------------------------------------------------------------------
Patrick A Connelly                         Vice President/RIA Sales                None
-----------------------------------------------------------------------------------------------------------------------------
Jessie V. Emery                            Vice President/Marketing                None
                                           Communications
-----------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger                           Vice President/Taxation                 Vice President/Taxation
-----------------------------------------------------------------------------------------------------------------------------
Edward A. Foley                            Vice President/Marketing                None
                                           Communications
-----------------------------------------------------------------------------------------------------------------------------
Susan T. Friestedt                         Vice President/Retirement Services      None
-----------------------------------------------------------------------------------------------------------------------------
Douglas R. Glennon                         Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Darryl S. Grayson                          Vice President/Director, Internal       None
                                           Sales
-----------------------------------------------------------------------------------------------------------------------------
Rhonda J. Guido                            Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Ronald A. Haimowitz                        Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Edward J. Hecker                           Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
John R. Herron                             Vice President/VA Wholesaler            None
-----------------------------------------------------------------------------------------------------------------------------
Steven N. Horton                           Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Dinah J. Huntoon                           Vice President/Product Manager,         None
                                           Equities
-----------------------------------------------------------------------------------------------------------------------------
Karina J. Istvan                           Vice President/Strategic Planning       Vice President/Strategic Planning
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*       Positions and Offices with Underwriter  Positions and Offices with Registrant
-----------------------------------------------------------------------------------------------------------------------------
Christopher L. Johnston                    Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Michael J. Jordan                          Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Carolyn Kelly                              Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Richard M. Koerner                         Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Ellen M. Krott                             Vice President/Marketing                None
-----------------------------------------------------------------------------------------------------------------------------
John Leboeuf                               Vice President/VA Wholesaler            None
-----------------------------------------------------------------------------------------------------------------------------
SooHee Lee                                 Vice President/Fixed Income &           None
                                           International Product Management
-----------------------------------------------------------------------------------------------------------------------------
Philip Y. Lin                              Vice President/Associate General        Vice President/Associate General
                                           Counsel/Assistant Secretary             Counsel/Assistant Secretary
-----------------------------------------------------------------------------------------------------------------------------
John R. Logan                              Vice President/Wholesaler, Financial    None
                                           Institutions
-----------------------------------------------------------------------------------------------------------------------------
Michael D. Mabry                           Vice President/Associate General        Vice President/Associate General
                                           Counsel/Assistant Secretary             Counsel/Assistant Secretary
-----------------------------------------------------------------------------------------------------------------------------
Theodore T. Malone                         Vice President/IPI Wholesaler           None
-----------------------------------------------------------------------------------------------------------------------------
Debbie Marler                              Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Gregory J. McMillan                        Vice President/National Accounts        None
-----------------------------------------------------------------------------------------------------------------------------
Nathan W. Medin                            Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Scott L. Metzger                           Vice President/Business Development     None
-----------------------------------------------------------------------------------------------------------------------------
Jamie L. Meyer                             Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Roger J. Miller                            Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Christopher W. Moore                       Vice President/VA Wholesaler            None
-----------------------------------------------------------------------------------------------------------------------------
Andrew F. Morris                           Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Patrick L. Murphy                          Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Scott E. Naughton                          Vice President/IPI Wholesaler           None
-----------------------------------------------------------------------------------------------------------------------------
Julie Nusbaum                              Vice President/Wholesaler, Financial    None
                                           Institutions
-----------------------------------------------------------------------------------------------------------------------------
Julie A. Nye                               Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Daniel J. O'Brien                          Vice President/Insurance Products       None
-----------------------------------------------------------------------------------------------------------------------------
David P. O'Connor                          Vice President/Associate General        Vice President/Associate General
                                           Counsel/Assistant Secretary             Counsel/Assistant Secretary
-----------------------------------------------------------------------------------------------------------------------------
Joseph T. Owczarek                         Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Otis S. Page                               Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Mary Ellen Pernice-Fadden                  Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Mark A. Pletts                             Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*       Positions and Offices with Underwriter  Positions and Offices with Registrant
-----------------------------------------------------------------------------------------------------------------------------
Erik R. Preus                              Vice President/Wrap Wholesaler          None
-----------------------------------------------------------------------------------------------------------------------------
Philip G. Rickards                         Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Laura E. Roman                             Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Robert A. Rosso                            Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Richard Salus                              Vice President/Assistant Controller     None
-----------------------------------------------------------------------------------------------------------------------------
Linda D. Shulz                             Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Gordon E. Searles                          Vice President/Client Services          None
-----------------------------------------------------------------------------------------------------------------------------
James R. Searles                           Vice President/VA Sales Manager         None
-----------------------------------------------------------------------------------------------------------------------------
Catherine A. Seklecki                      Vice President/Retirement Sales         None
-----------------------------------------------------------------------------------------------------------------------------
John C. Shalloe                            Vice President/Wrap Fee Wholesaler,     None
                                           Western Region
-----------------------------------------------------------------------------------------------------------------------------
Edward B. Sheridan                         Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Kimberly Spangler                          Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Robert E. Stansbury                        Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Stephanie R. Szabo                         Vice President/Retirement Marketing     None
-----------------------------------------------------------------------------------------------------------------------------
Michael T. Taggart                         Vice President/Facilities and           None
                                           Administration Services
-----------------------------------------------------------------------------------------------------------------------------
Julia R. Vander-Els                        Vice President/Retirement Plan          None
                                           Communications
-----------------------------------------------------------------------------------------------------------------------------
Wayne W. Wagner                            Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
John A. Wells                              Vice President/Marketing Technology     None
-----------------------------------------------------------------------------------------------------------------------------
Courtney S. West                           Vice President/Institutional Sales      None
-----------------------------------------------------------------------------------------------------------------------------
Andrew J. Whitaker                         Vice President/Wholesaler, Financial    None
                                           Institutions
-----------------------------------------------------------------------------------------------------------------------------
Scott Whitehouse                           Vice President/Wholesaler               None
-----------------------------------------------------------------------------------------------------------------------------
Theodore V. Wood                           Vice President/Technical Systems        None
                                           Officer
-----------------------------------------------------------------------------------------------------------------------------

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Item 28. Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 29. Management Services. None.

Item 30. Undertakings.

         (a) Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 13th day of September, 1999.

                                              DELAWARE GROUP EQUITY FUNDS IV

                                                  By /s/David K. Downes
                                                     ------------------
                                                     David K. Downes
                                           President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

        Signature                                    Title                                          Date
-------------------------             ----------------------------------                    ------------------
/s/ David K. Downes                   President/Chief Executive Officer
-----------------------               Chief Operating Officer/Chief Financial               September 13, 1999
David K. Downes                       Officer (Principal Executive Officer,
                                      Principal Financial Officer and
                                      Principal Accounting Officer) and
                                      Trustee


/s/ Wayne A. Stork
-----------------------               Trustee                                               September 13, 1999
Wayne A. Stork

/s/Walter P. Babich   *
-----------------------               Trustee                                               September 13, 1999
Walter P. Babich

/s/Anthony D. Knerr   *
-----------------------               Trustee                                               September 13, 1999
Anthony D. Knerr

/s/Ann R. Leven       *
-----------------------               Trustee                                               September 13, 1999
Ann R. Leven

/s/Thomas F. Madison  *
-----------------------               Trustee                                               September 13, 1999
Thomas F. Madison

/s/Charles E. Peck    *
-----------------------               Trustee                                               September 13, 1999
Charles E. Peck

/s/John H. Durham     *
-----------------------               Trustee                                               September 13, 1999
John H. Durham

/s/Jan L. Yeomans     *
-----------------------               Trustee                                               September 13, 1999
Jan L. Yeomans

                             *By /s/ David K. Downes
                         -------------------------------
                                 David K. Downes
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.               Exhibit
-----------               -------

EX-99.A(1)                Agreement and Declaration of Trust (December 18, 1998)

EX-99.A(2)                Certificate of Trust (December 18, 1998)

EX-99.B                   By-Laws (December 18, 1998)

EX-99.D(1)                Form of Investment Management Agreement (1999)

EX-99.I                   Opinion of Counsel

EX-99.O                   Power of Attorney